UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
SEPTEMBER 30, 2020

AC Alternatives® Market Neutral Value Fund
Investor Class (ACVVX)
I Class (ACVKX)
A Class (ACVQX)
C Class (ACVHX)
R Class (ACVWX)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2020
Top Ten Long Holdings	% of net assets
iShares Russell 1000 Value ETF	4.97%
Tesla, Inc. (Convertible)	4.51%
Royal Dutch Shell plc, Class B ADR	4.45%
HEICO Corp., Class A	4.43%
Atlas Copco AB, B Shares	4.37%
Teradyne, Inc. (Convertible)	4.10%
Fox Corp., Class B	4.00%
Microchip Technology, Inc. (Convertible)	3.98%
Lennar Corp., B Shares	2.13%
Consumer Discretionary Select Sector SPDR Fund	1.95%

Top Ten Short Holdings	% of net assets
iShares Russell 1000 Growth ETF	(4.73)%
Tesla, Inc.	(4.51)%
Royal Dutch Shell plc, Class A ADR	(4.45)%
HEICO Corp.	(4.40)%
Atlas Copco AB, A Shares	(4.38)%
Teradyne, Inc.	(4.09)%
Microchip Technology, Inc.	(3.85)%
Fox Corp., Class A	(3.66)%
Utilities Select Sector SPDR Fund	(3.21)%
Lennar Corp., Class A	(2.13)%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	47.9%
Foreign Common Stocks*	13.6%
Convertible Bonds	12.6%
Exchange-Traded Funds	7.7%
Convertible Preferred Stocks	0.5%
Domestic Common Stocks Sold Short	(60.8)%
Foreign Common Stocks Sold Short*	(12.2)%
Exchange-Traded Funds Sold Short	(9.1)%
Temporary Cash Investments	16.4%
Other Assets and Liabilities	83.4%**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Amount relates primarily to deposits for securities sold short at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$955.90	$19.51	3.98%
I Class	$1,000	$956.70	$18.54	3.78%
A Class	$1,000	$955.00	$20.73	4.23%
C Class	$1,000	$950.80	$24.35	4.98%
R Class	$1,000	$953.00	$21.93	4.48%
Hypothetical
Investor Class	$1,000	$1,005.11	$20.01	3.98%
I Class	$1,000	$1,006.12	$19.01	3.78%
A Class	$1,000	$1,003.86	$21.25	4.23%
C Class	$1,000	$1,000.10	$24.97	4.98%
R Class	$1,000	$1,002.61	$22.49	4.48%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 61.5%
Aerospace and Defense — 4.4%
HEICO Corp., Class A(1)	29,188	$2,587,809
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	1,054	175,628
Automobiles — 0.3%
General Motors Co.	6,666	197,247
Banks — 0.9%
Comerica, Inc.(1)	3,595	137,509
Toronto-Dominion Bank (The)	3,431	158,853
Truist Financial Corp.	6,298	239,639
		536,001
Beverages — 0.6%
Heineken Holding NV	3,549	276,200
PepsiCo, Inc.(1)	703	97,436
		373,636
Building Products — 1.6%
Johnson Controls International plc(1)	15,145	618,673
Masco Corp.	6,043	333,151
		951,824
Capital Markets — 1.3%
Ameriprise Financial, Inc.	1,693	260,908
Northern Trust Corp.(1)	6,263	488,326
		749,234
Commercial Services and Supplies — 0.7%
Republic Services, Inc.(1)	4,616	430,904
Communications Equipment — 0.7%
Cisco Systems, Inc.	3,237	127,506
F5 Networks, Inc.(2)	2,181	267,761
		395,267
Construction Materials — 0.8%
Martin Marietta Materials, Inc.(1)	1,994	469,308
Consumer Finance — 1.0%
American Express Co.(1)	5,623	563,706
Containers and Packaging — 0.7%
Packaging Corp. of America	3,073	335,111
WestRock Co.	2,968	103,108
		438,219
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.(1)	6,365	378,654
Electric Utilities — 2.8%
Duke Energy Corp.	3,494	309,429
Edison International	3,728	189,531
Evergy, Inc.(1)	9,435	479,487
Pinnacle West Capital Corp.(1)	6,774	505,002
Xcel Energy, Inc.(1)	2,618	180,668
		1,664,117

	Shares/ Principal Amount	Value
Electrical Equipment — 2.4%
ABB Ltd., ADR	4,574	$116,408
Emerson Electric Co.(1)	15,243	999,484
nVent Electric plc	16,248	287,427
		1,403,319
Energy Equipment and Services — 0.3%
Schlumberger NV(1)	12,685	197,379
Equity Real Estate Investment Trusts (REITs) — 0.8%
Camden Property Trust	1,608	143,080
MGM Growth Properties LLC, Class A	6,174	172,749
Welltower, Inc.	2,903	159,926
		475,755
Food and Staples Retailing — 1.4%
Koninklijke Ahold Delhaize NV	3,264	96,600
Sysco Corp.(1)	8,371	520,843
Walmart, Inc.(1)	1,237	173,069
		790,512
Food Products — 0.9%
J.M. Smucker Co. (The)	1,546	178,594
Mondelez International, Inc., Class A	5,610	322,294
		500,888
Gas Utilities — 2.6%
Atmos Energy Corp.(1)	5,946	568,378
ONE Gas, Inc.(1)	6,132	423,170
Spire, Inc.(1)	9,746	518,487
		1,510,035
Health Care Equipment and Supplies — 2.1%
Becton Dickinson and Co.(1)	1,829	425,572
Envista Holdings Corp.(2)	5,807	143,317
Medtronic plc	6,112	635,159
		1,204,048
Health Care Providers and Services — 1.7%
Cigna Corp.	1,212	205,325
McKesson Corp.(1)	1,793	267,032
Quest Diagnostics, Inc.	2,702	309,352
Universal Health Services, Inc., Class B	1,871	200,234
		981,943
Household Durables — 2.5%
Electrolux AB, Series B	9,056	211,077
Lennar Corp., B Shares(1)	18,989	1,246,818
		1,457,895
Household Products — 0.5%
Kimberly-Clark Corp.(1)	1,934	285,574
Industrial Conglomerates — 0.7%
Siemens AG	1,931	244,167
Siemens AG, ADR	2,225	154,971
		399,138
Insurance — 3.5%
Chubb Ltd.	8,072	937,321
Marsh & McLennan Cos., Inc.(1)	4,615	529,340
MetLife, Inc.(1)	11,443	425,336

	Shares/ Principal Amount	Value
Reinsurance Group of America, Inc.	1,367	$130,125
		2,022,122
IT Services — 2.0%
Automatic Data Processing, Inc.	2,374	331,149
Visa, Inc., Class A(1)	4,273	854,472
		1,185,621
Machinery — 6.0%
Atlas Copco AB, B Shares(1)	61,301	2,553,993
Deere & Co.(1)	1,837	407,134
PACCAR, Inc.	2,678	228,380
Schindler Holding AG, Bearer Participation Certificate	1,175	320,815
		3,510,322
Media — 4.0%
Fox Corp., Class B(1)(2)	83,459	2,334,348
Multi-Utilities — 0.6%
CMS Energy Corp.	5,506	338,123
Oil, Gas and Consumable Fuels — 5.8%
Chevron Corp.(1)	5,069	364,968
Cimarex Energy Co.	4,632	112,696
ConocoPhillips	3,318	108,963
Enterprise Products Partners LP	11,181	176,548
Royal Dutch Shell plc, Class B ADR	107,235	2,597,232
		3,360,407
Paper and Forest Products — 0.5%
Mondi plc	13,133	276,390
Personal Products — 0.7%
Unilever NV (New York)	7,133	430,833
Pharmaceuticals — 1.6%
GlaxoSmithKline plc, ADR	3,513	132,229
Johnson & Johnson(1)	2,740	407,931
Pfizer, Inc.(1)	4,804	176,307
Roche Holding AG, ADR	4,863	208,185
		924,652
Road and Rail — 1.2%
Heartland Express, Inc.	7,144	132,878
Norfolk Southern Corp.	1,232	263,636
Union Pacific Corp.	1,596	314,205
		710,719
Semiconductors and Semiconductor Equipment — 1.0%
Applied Materials, Inc.	2,698	160,396
Maxim Integrated Products, Inc.(1)	6,016	406,742
		567,138
Software — 0.7%
Microsoft Corp.(1)	1,861	391,424
Specialty Retail — 0.4%
TJX Cos., Inc. (The)	3,694	205,571
Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.(1)	52,545	486,829
Trading Companies and Distributors — 0.1%
Ferguson plc	819	82,405
TOTAL COMMON STOCKS (Cost $29,641,276)		35,944,944

	Shares/ Principal Amount	Value
CONVERTIBLE BONDS — 12.6%
Automobiles — 4.5%
Tesla, Inc., 2.00%, 5/15/24	$381,000	$2,634,608
Semiconductors and Semiconductor Equipment — 8.1%
Microchip Technology, Inc., 1.625%, 2/15/27	1,508,000	2,327,099
Teradyne, Inc., 1.25%, 12/15/23	937,000	2,393,140
		4,720,239
TOTAL CONVERTIBLE BONDS (Cost $4,100,257)		7,354,847
EXCHANGE-TRADED FUNDS — 7.7%
Consumer Discretionary Select Sector SPDR Fund	7,751	1,139,242
iShares Russell 1000 Value ETF	24,567	2,902,100
iShares U.S. Real Estate ETF	2,041	162,953
SPDR S&P Insurance ETF	9,915	277,918
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,821,728)		4,482,213
CONVERTIBLE PREFERRED STOCKS — 0.5%
Auto Components — 0.5%
Aptiv plc, 5.50%, 6/15/23 (Cost $284,700)	2,847	322,907
TEMPORARY CASH INVESTMENTS — 16.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $3,888,040), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $3,812,521)		3,812,516
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $5,881,329), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $5,766,008)		5,766,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,938	2,938
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,581,454)		9,581,454
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.7% (Cost $47,429,415)		57,686,365
SECURITIES SOLD SHORT — (82.1)%
COMMON STOCKS SOLD SHORT — (73.0)%
Aerospace and Defense — (4.4)%
HEICO Corp.	(24,564)	(2,570,868)
Air Freight and Logistics — (0.3)%
FedEx Corp.	(709)	(178,328)
Auto Components — (0.5)%
BorgWarner, Inc.	(8,145)	(315,537)
Automobiles — (5.2)%
Ford Motor Co.	(29,748)	(198,122)
Harley-Davidson, Inc.	(9,300)	(228,222)
Tesla, Inc.	(6,143)	(2,635,408)
		(3,061,752)
Banks — (1.7)%
Bank OZK	(22,824)	(486,608)
M&T Bank Corp.	(2,470)	(227,462)
National Bank of Canada	(3,056)	(151,796)
Regions Financial Corp.	(12,330)	(142,165)
		(1,008,031)

	Shares/ Principal Amount	Value
Beverages — (0.7)%
Coca-Cola Co. (The)	(1,996)	$(98,543)
Heineken NV	(3,187)	(283,217)
		(381,760)
Building Products — (1.6)%
Carrier Global Corp.	(10,996)	(335,818)
Daikin Industries Ltd.	(1,500)	(276,586)
Fortune Brands Home & Security, Inc.	(3,999)	(345,993)
		(958,397)
Capital Markets — (1.5)%
FactSet Research Systems, Inc.	(415)	(138,975)
Franklin Resources, Inc.	(12,671)	(257,855)
State Street Corp.	(8,272)	(490,778)
		(887,608)
Commercial Services and Supplies — (0.7)%
Waste Management, Inc.	(3,799)	(429,933)
Communications Equipment — (0.2)%
Juniper Networks, Inc.	(5,625)	(120,938)
Construction Materials — (0.8)%
Vulcan Materials Co.	(3,397)	(460,429)
Consumer Finance — (1.0)%
Discover Financial Services	(9,819)	(567,342)
Containers and Packaging — (0.8)%
International Paper Co.	(10,831)	(439,089)
Diversified Telecommunication Services — (0.6)%
AT&T, Inc.	(13,304)	(379,297)
Electric Utilities — (0.8)%
American Electric Power Co., Inc.	(2,224)	(181,767)
Southern Co. (The)	(5,718)	(310,030)
		(491,797)
Electrical Equipment — (1.0)%
Eaton Corp. plc	(2,916)	(297,520)
Siemens Energy AG	(10,000)	(269,663)
		(567,183)
Energy Equipment and Services — (0.4)%
Baker Hughes Co.	(15,470)	(205,596)
Entertainment — (0.3)%
Walt Disney Co. (The)	(1,199)	(148,772)
Equity Real Estate Investment Trusts (REITs) — (1.1)%
Apartment Investment & Management Co., Class A	(4,233)	(142,737)
Brixmor Property Group, Inc.	(14,178)	(165,741)
SL Green Realty Corp.	(3,277)	(151,954)
Ventas, Inc.	(3,697)	(155,126)
		(615,558)
Food and Staples Retailing — (1.0)%
Kroger Co. (The)	(2,986)	(101,255)
US Foods Holding Corp.	(22,277)	(494,995)
		(596,250)
Food Products — (0.9)%
General Mills, Inc.	(8,282)	(510,834)

	Shares/ Principal Amount	Value
Health Care Equipment and Supplies — (1.8)%
Baxter International, Inc.	(5,104)	$(410,464)
Boston Scientific Corp.	(8,831)	(337,432)
Stryker Corp.	(1,392)	(290,051)
		(1,037,947)
Health Care Providers and Services — (1.7)%
Cardinal Health, Inc.	(5,578)	(261,887)
HCA Healthcare, Inc.	(1,612)	(200,984)
Laboratory Corp. of America Holdings	(1,727)	(325,142)
UnitedHealth Group, Inc.	(675)	(210,445)
		(998,458)
Household Durables — (2.5)%
Lennar Corp., Class A	(15,221)	(1,243,251)
Whirlpool Corp.	(1,145)	(210,554)
		(1,453,805)
Household Products — (1.2)%
Procter & Gamble Co. (The)	(5,139)	(714,270)
Industrial Conglomerates — (0.4)%
3M Co.	(735)	(117,732)
General Electric Co.	(23,215)	(144,630)
		(262,362)
Insurance — (4.0)%
Allstate Corp. (The)	(3,043)	(286,468)
Aon plc, Class A	(2,694)	(555,772)
Cincinnati Financial Corp.	(2,374)	(185,101)
Prudential Financial, Inc.	(8,741)	(555,228)
Travelers Cos., Inc. (The)	(4,295)	(464,676)
WR Berkley Corp.	(4,496)	(274,931)
		(2,322,176)
Internet and Direct Marketing Retail — (0.7)%
Amazon.com, Inc.	(122)	(384,145)
IT Services — (2.0)%
MasterCard, Inc., Class A	(2,577)	(871,464)
Paychex, Inc.	(4,023)	(320,915)
		(1,192,379)
Machinery — (7.8)%
AGCO Corp.	(5,639)	(418,808)
Atlas Copco AB, A Shares	(53,795)	(2,560,276)
Caterpillar, Inc.	(6,675)	(995,576)
Kone Oyj, B Shares	(3,730)	(327,912)
Volvo AB, B Shares	(11,896)	(228,482)
		(4,531,054)
Media — (4.0)%
Discovery, Inc., Class A	(8,467)	(184,327)
Fox Corp., Class A	(76,938)	(2,141,184)
		(2,325,511)
Multi-Utilities — (1.9)%
Consolidated Edison, Inc.	(7,710)	(599,838)
DTE Energy Co.	(2,979)	(342,704)
Sempra Energy	(1,633)	(193,282)
		(1,135,824)

	Shares/ Principal Amount	Value
Oil, Gas and Consumable Fuels — (5.2)%
Exxon Mobil Corp.	(10,656)	$(365,821)
Occidental Petroleum Corp.	(9,996)	(100,060)
Royal Dutch Shell plc, Class A ADR	(103,191)	(2,597,317)
		(3,063,198)
Paper and Forest Products — (0.5)%
UPM-Kymmene Oyj	(8,865)	(269,816)
Pharmaceuticals — (1.6)%
Bristol-Myers Squibb Co.	(6,709)	(404,486)
Merck & Co., Inc.	(4,728)	(392,187)
Sanofi	(1,294)	(129,748)
		(926,421)
Road and Rail — (1.6)%
Avis Budget Group, Inc.	(7,903)	(208,007)
CSX Corp.	(7,428)	(576,933)
Werner Enterprises, Inc.	(3,147)	(132,142)
		(917,082)
Semiconductors and Semiconductor Equipment — (8.9)%
Analog Devices, Inc.	(3,461)	(404,037)
Lam Research Corp.	(496)	(164,548)
Microchip Technology, Inc.	(21,864)	(2,246,745)
Teradyne, Inc.	(30,072)	(2,389,521)
		(5,204,851)
Specialty Retail — (1.6)%
Burlington Stores, Inc.	(971)	(200,113)
Carvana Co.	(1,256)	(280,163)
Signet Jewelers Ltd.	(14,592)	(272,871)
Tractor Supply Co.	(1,218)	(174,588)
		(927,735)
Trading Companies and Distributors — (0.1)%
SiteOne Landscape Supply, Inc.	(690)	(84,146)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $32,381,587)		(42,646,479)
EXCHANGE-TRADED FUNDS SOLD SHORT — (9.1)%
Alerian MLP ETF	(8,999)	(179,800)
Health Care Select Sector SPDR Fund	(1,360)	(143,453)
iShares Russell 1000 Growth ETF	(12,754)	(2,766,215)
SPDR S&P Oil & Gas Exploration & Production ETF	(2,493)	(104,881)
Technology Select Sector SPDR Fund	(2,292)	(267,476)
Utilities Select Sector SPDR Fund	(31,593)	(1,875,992)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $4,440,112)		(5,337,817)
TOTAL SECURITIES SOLD SHORT — (82.1)% (Proceeds $36,821,699)		(47,984,296)
OTHER ASSETS AND LIABILITIES(3) — 83.4%		48,726,318
TOTAL NET ASSETS — 100.0%		$58,428,387

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	128	USD	96	Morgan Stanley	12/31/20	—
CAD	834	USD	624	Morgan Stanley	12/31/20	$3
CAD	593	USD	443	Morgan Stanley	12/31/20	2
USD	1,388	CAD	1,857	Morgan Stanley	12/31/20	(7)
USD	1,591	CAD	2,125	Morgan Stanley	12/31/20	(5)
USD	1,092	CAD	1,460	Morgan Stanley	12/31/20	(5)
USD	2,114	CAD	2,829	Morgan Stanley	12/31/20	(12)
CHF	13,075	USD	14,162	Morgan Stanley	12/31/20	74
USD	583,479	CHF	533,271	Morgan Stanley	12/31/20	2,844
EUR	9,010	USD	10,571	Credit Suisse AG	12/31/20	15
EUR	4,900	USD	5,733	Credit Suisse AG	12/31/20	25
EUR	162,483	USD	191,101	Credit Suisse AG	12/31/20	(190)
EUR	9,079	USD	10,656	Credit Suisse AG	12/31/20	11
USD	179,402	EUR	152,839	Credit Suisse AG	12/31/20	(177)
USD	4,720	EUR	4,054	Credit Suisse AG	12/31/20	(44)
GBP	11,247	USD	14,306	JPMorgan Chase Bank N.A.	12/31/20	216
GBP	2,623	USD	3,387	JPMorgan Chase Bank N.A.	12/31/20	—
USD	103,030	GBP	80,896	JPMorgan Chase Bank N.A.	12/31/20	(1,423)
USD	3,495	GBP	2,744	JPMorgan Chase Bank N.A.	12/31/20	(47)
USD	7,272	GBP	5,697	JPMorgan Chase Bank N.A.	12/31/20	(84)
USD	14,198	GBP	11,048	JPMorgan Chase Bank N.A.	12/31/20	(67)
JPY	26,214,000	USD	249,939	Bank of America N.A.	12/30/20	(1,048)
USD	6,219	JPY	656,625	Bank of America N.A.	12/30/20	(16)
SEK	641,161	USD	72,089	Goldman Sachs & Co.	12/30/20	(410)
SEK	42,340	USD	4,724	Goldman Sachs & Co.	12/30/20	9
USD	8,179	SEK	72,816	Goldman Sachs & Co.	12/30/20	38
USD	2,542	SEK	22,867	Goldman Sachs & Co.	12/30/20	(14)
USD	1,172	SEK	10,655	Goldman Sachs & Co.	12/30/20	(19)
USD	44,572	SEK	407,226	Goldman Sachs & Co.	12/30/20	(955)
USD	3,546	SEK	32,084	Goldman Sachs & Co.	12/30/20	(41)
USD	13,325	SEK	119,265	Goldman Sachs & Co.	12/30/20	(9)
						$(1,336)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $11,162,848.
(2)Non-income producing.
(3)Amount relates primarily to deposits for securities sold short at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $47,429,415)	$57,686,365
Deposits for securities sold short	48,803,007
Receivable for investments sold	296,564
Receivable for capital shares sold	84,321
Unrealized appreciation on forward foreign currency exchange contracts	3,237
Dividends and interest receivable	105,570
106,979,064

Liabilities
Securities sold short, at value (proceeds of $36,821,699)	47,984,296
Payable for investments purchased	326,125
Payable for capital shares redeemed	92,028
Unrealized depreciation on forward foreign currency exchange contracts	4,573
Accrued management fees	72,156
Distribution and service fees payable	2,779
Dividend expense payable on securities sold short	53,877
Fees and charges payable on borrowings for securities sold short	14,843
48,550,677

Net Assets	$58,428,387

Net Assets Consist of:
Capital (par value and paid-in surplus)	$105,098,550
Distributable earnings	(46,670,163)
$58,428,387

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$9,484,933	1,041,017	$9.11
I Class, $0.01 Par Value	$44,073,298	4,748,872	$9.28
A Class, $0.01 Par Value	$1,919,565	215,197	$8.92*
C Class, $0.01 Par Value	$2,774,924	333,939	$8.31
R Class, $0.01 Par Value	$175,667	20,145	$8.72
*Maximum offering price $9.46 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,262)	$598,221
Interest	34,505
632,726

Expenses:
Dividend expense on securities sold short	621,251
Fees and charges on borrowings for securities sold short	113,162
Management fees	477,625
Distribution and service fees:
A Class	2,728
C Class	16,623
R Class	447
Directors' fees and expenses	1,090
Other expenses	8,574
1,241,500

Net investment income (loss)	(608,774)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,653,694
Securities sold short transactions	(4,677,756)
Forward foreign currency exchange contract transactions	(77,409)
Foreign currency translation transactions	240
898,769

Change in net unrealized appreciation (depreciation) on:
Investments	9,903,548
Securities sold short	(13,086,983)
Forward foreign currency exchange contracts	3,998
Translation of assets and liabilities in foreign currencies	1,520
(3,177,917)

Net realized and unrealized gain (loss)	(2,279,148)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,887,922)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$(608,774)	$205,309
Net realized gain (loss)	898,769	(16,491,153)
Change in net unrealized appreciation (depreciation)	(3,177,917)	19,624,781
Net increase (decrease) in net assets resulting from operations	(2,887,922)	3,338,937

Distributions to Shareholders
From earnings:
Investor Class	—	(130,637)
I Class	—	(443,124)
A Class	—	(10,199)
R Class	—	(102)
Decrease in net assets from distributions	—	(584,062)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(14,375,226)	(204,267,713)

Net increase (decrease) in net assets	(17,263,148)	(201,512,838)

Net Assets
Beginning of period	75,691,535	277,204,373
End of period	$58,428,387	$75,691,535

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Market Neutral Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth, independent of equity market conditions.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short, if any, is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.
The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class
1.65%	1.45%	1.65%	1.65%	1.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the annualized ratio of operating expenses to average net assets was 0.03% for the period ended September 30, 2020.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $185,827 and $304,577, respectively. The effect of interfund transactions on the Statement of Operations was $(1,059) in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended September 30, 2020 were $95,418,120 and $93,368,509, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	169,915	$1,571,700	321,330	$3,047,343
Issued in reinvestment of distributions	—	—	13,739	130,105
Redeemed	(362,016)	(3,349,642)	(6,921,253)	(65,546,953)
	(192,101)	(1,777,942)	(6,586,184)	(62,369,505)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	1,761,982	16,599,616	7,043,479	68,117,462
Issued in reinvestment of distributions	—	—	43,691	420,744
Redeemed	(2,916,815)	(27,675,740)	(20,814,474)	(202,447,815)
	(1,154,833)	(11,076,124)	(13,727,304)	(133,909,609)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	15,693	142,593	53,781	499,901
Issued in reinvestment of distributions	—	—	1,097	10,191
Redeemed	(49,390)	(443,688)	(229,997)	(2,138,082)
	(33,697)	(301,095)	(175,119)	(1,627,990)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	12,861	107,746	58,928	512,711
Redeemed	(160,414)	(1,366,108)	(802,602)	(6,978,211)
	(147,553)	(1,258,362)	(743,674)	(6,465,500)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	13,174	118,176	14,041	128,307
Issued in reinvestment of distributions	—	—	11	102
Redeemed	(8,962)	(79,879)	(2,571)	(23,518)
	4,212	38,297	11,481	104,891
Net increase (decrease)	(1,523,972)	$(14,375,226)	(21,220,800)	$(204,267,713)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Banks	$377,148	$158,853	—
Beverages	97,436	276,200	—
Food and Staples Retailing	693,912	96,600	—
Household Durables	1,246,818	211,077	—
Industrial Conglomerates	154,971	244,167	—
Machinery	635,514	2,874,808	—
Paper and Forest Products	—	276,390	—
Trading Companies and Distributors	—	82,405	—
Other Industries	28,518,645	—	—
Convertible Bonds	—	7,354,847	—
Exchange-Traded Funds	4,482,213	—	—
Convertible Preferred Stocks	322,907	—	—
Temporary Cash Investments	2,938	9,578,516	—
	$36,532,502	$21,153,863	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,237	—

Liabilities
Securities Sold Short
Common Stocks
Banks	$856,235	$151,796	—
Beverages	98,543	283,217	—
Building Products	681,811	276,586	—
Electrical Equipment	297,520	269,663	—
Machinery	1,414,384	3,116,670	—
Paper and Forest Products	—	269,816	—
Pharmaceuticals	796,673	129,748	—
Other Industries	34,003,817	—	—
Exchange-Traded Funds	5,337,817	—	—
	$43,486,800	$4,497,496	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,573	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $6,081,229.
The value of foreign currency risk derivative instruments as of September 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $3,237 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $4,573 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(77,409) in net realized gain (loss) on forward foreign currency exchange contract transactions and $3,998 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the companies whose securities it owns in its long portfolio, or in which the fund has taken a short position as well as other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$50,584,567
Gross tax appreciation of investments	$7,987,054
Gross tax depreciation of investments	(885,256)
Net tax appreciation (depreciation) of investments	7,101,798
Gross tax appreciation on securities sold short	577,736
Gross tax depreciation on securities sold short	(12,161,026)
Net tax appreciation (depreciation)	$(4,481,492)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(38,675,059), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2020, the fund had late-year ordinary loss deferrals of $(75,151), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$9.53	(0.09)	(0.33)	(0.42)	—	—	—	$9.11	(4.41)%	3.98%(4)	3.98%(4)	1.68%(4)	(2.00)%(4)	(2.00)%(4)	175%	$9,485
2020	$9.45	—(5)	0.14	0.14	(0.06)	—	(0.06)	$9.53	1.52%	3.47%	3.47%	1.66%	0.04%	0.04%	580%	$11,753
2019	$10.27	0.02	(0.33)	(0.31)	—	(0.51)	(0.51)	$9.45	(3.04)%	3.48%	3.58%	1.66%	0.26%	0.16%	324%	$73,871
2018	$10.76	(0.12)	(0.13)	(0.25)	—	(0.24)	(0.24)	$10.27	(2.36)%	3.82%	4.07%	1.66%	(1.10)%	(1.35)%	307%	$232,629
2017	$10.73	(0.18)	0.49	0.31	—	(0.28)	(0.28)	$10.76	2.97%	3.68%	3.94%	1.64%	(1.65)%	(1.91)%	374%	$419,925
2016	$10.44	(0.19)	0.65	0.46	—	(0.17)	(0.17)	$10.73	4.42%	3.78%	4.08%	1.61%	(1.82)%	(2.12)%	679%	$253,885
I Class
2020(3)	$9.70	(0.09)	(0.33)	(0.42)	—	—	—	$9.28	(4.33)%	3.78%(4)	3.78%(4)	1.48%(4)	(1.80)%(4)	(1.80)%(4)	175%	$44,073
2020	$9.61	0.02	0.15	0.17	(0.08)	—	(0.08)	$9.70	1.80%	3.27%	3.27%	1.46%	0.24%	0.24%	580%	$57,261
2019	$10.42	0.05	(0.35)	(0.30)	—	(0.51)	(0.51)	$9.61	(2.90)%	3.28%	3.38%	1.46%	0.46%	0.36%	324%	$188,718
2018	$10.89	(0.09)	(0.14)	(0.23)	—	(0.24)	(0.24)	$10.42	(2.15)%	3.62%	3.87%	1.46%	(0.90)%	(1.15)%	307%	$261,906
2017	$10.83	(0.16)	0.50	0.34	—	(0.28)	(0.28)	$10.89	3.23%	3.48%	3.74%	1.44%	(1.45)%	(1.71)%	374%	$184,717
2016	$10.52	(0.16)	0.64	0.48	—	(0.17)	(0.17)	$10.83	4.58%	3.58%	3.88%	1.41%	(1.62)%	(1.92)%	679%	$124,249

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$9.34	(0.10)	(0.32)	(0.42)	—	—	—	$8.92	(4.50)%	4.23%(4)	4.23%(4)	1.93%(4)	(2.25)%(4)	(2.25)%(4)	175%	$1,920
2020	$9.26	(0.04)	0.16	0.12	(0.04)	—	(0.04)	$9.34	1.29%	3.72%	3.72%	1.91%	(0.21)%	(0.21)%	580%	$2,325
2019	$10.10	(0.01)	(0.32)	(0.33)	—	(0.51)	(0.51)	$9.26	(3.29)%	3.73%	3.83%	1.91%	0.01%	(0.09)%	324%	$3,926
2018	$10.61	(0.15)	(0.12)	(0.27)	—	(0.24)	(0.24)	$10.10	(2.58)%	4.07%	4.32%	1.91%	(1.35)%	(1.60)%	307%	$12,055
2017	$10.61	(0.20)	0.48	0.28	—	(0.28)	(0.28)	$10.61	2.72%	3.93%	4.19%	1.89%	(1.90)%	(2.16)%	374%	$106,662
2016	$10.36	(0.22)	0.64	0.42	—	(0.17)	(0.17)	$10.61	4.07%	4.03%	4.33%	1.86%	(2.07)%	(2.37)%	679%	$76,630
C Class
2020(3)	$8.74	(0.13)	(0.30)	(0.43)	—	—	—	$8.31	(4.92)%	4.98%(4)	4.98%(4)	2.68%(4)	(3.00)%(4)	(3.00)%(4)	175%	$2,775
2020	$8.69	(0.09)	0.14	0.05	—	—	—	$8.74	0.58%	4.47%	4.47%	2.66%	(0.96)%	(0.96)%	580%	$4,206
2019	$9.58	(0.07)	(0.31)	(0.38)	—	(0.51)	(0.51)	$8.69	(4.00)%	4.48%	4.58%	2.66%	(0.74)%	(0.84)%	324%	$10,648
2018	$10.16	(0.21)	(0.13)	(0.34)	—	(0.24)	(0.24)	$9.58	(3.39)%	4.82%	5.07%	2.66%	(2.10)%	(2.35)%	307%	$22,629
2017	$10.24	(0.27)	0.47	0.20	—	(0.28)	(0.28)	$10.16	2.03%	4.68%	4.94%	2.64%	(2.65)%	(2.91)%	374%	$34,958
2016	$10.08	(0.29)	0.62	0.33	—	(0.17)	(0.17)	$10.24	3.28%	4.78%	5.08%	2.61%	(2.82)%	(3.12)%	679%	$20,902

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$9.15	(0.11)	(0.32)	(0.43)	—	—	—	$8.72	(4.70)%	4.48%(4)	4.48%(4)	2.18%(4)	(2.50)%(4)	(2.50)%(4)	175%	$176
2020	$9.07	(0.08)	0.18	0.10	(0.02)	—	(0.02)	$9.15	1.06%	3.97%	3.97%	2.16%	(0.46)%	(0.46)%	580%	$146
2019	$9.92	(0.03)	(0.31)	(0.34)	—	(0.51)	(0.51)	$9.07	(3.45)%	3.98%	4.08%	2.16%	(0.24)%	(0.34)%	324%	$40
2018	$10.46	(0.16)	(0.14)	(0.30)	—	(0.24)	(0.24)	$9.92	(2.91)%	4.32%	4.57%	2.16%	(1.60)%	(1.85)%	307%	$79
2017	$10.49	(0.22)	0.47	0.25	—	(0.28)	(0.28)	$10.46	2.47%	4.18%	4.44%	2.14%	(2.15)%	(2.41)%	374%	$123
2016	$10.26	(0.21)	0.61	0.40	—	(0.17)	(0.17)	$10.49	3.91%	4.28%	4.58%	2.11%	(2.32)%	(2.62)%	679%	$76

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five-year period and below its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board
29

found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

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Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90804 2011

Semiannual Report

September 30, 2020

Equity Income Fund
Investor Class (TWEIX)
I Class (ACIIX)
Y Class (AEIYX)
A Class (TWEAX)
C Class (AEYIX)
R Class (AEURX)
R5 Class (AEIUX)
R6 Class (AEUDX)
G Class (AEIMX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Top Ten Holdings	% of net assets
Johnson & Johnson	4.9%
Medtronic plc	4.5%
iShares Russell 1000 Value ETF	4.4%
Emerson Electric Co.	3.7%
Verizon Communications, Inc.	3.2%
Texas Instruments, Inc.	2.9%
Roche Holding AG	2.4%
Walmart, Inc.	2.3%
Microsoft Corp.	2.2%
Marsh & McLennan Cos., Inc.	2.2%

Top Five Industries	% of net assets
Banks	9.2%
Pharmaceuticals	8.4%
Health Care Equipment and Supplies	6.9%
Electrical Equipment	6.4%
Capital Markets	5.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	64.9%
Foreign Common Stocks*	9.4%
Preferred Stocks	9.4%
Convertible Bonds	4.7%
Exchange-Traded Funds	4.4%
Convertible Preferred Stocks	3.8%
Total Equity Exposure	96.6%
Corporate Bonds	0.2%
Temporary Cash Investments	2.3%
Temporary Cash Investments - Securities Lending Collateral	0.8%
Other Assets and Liabilities	0.1%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,165.40	$4.94	0.91%
I Class	$1,000	$1,167.90	$3.86	0.71%
Y Class	$1,000	$1,167.10	$3.04	0.56%
A Class	$1,000	$1,163.90	$6.29	1.16%
C Class	$1,000	$1,159.20	$10.34	1.91%
R Class	$1,000	$1,163.00	$7.65	1.41%
R5 Class	$1,000	$1,168.10	$3.86	0.71%
R6 Class	$1,000	$1,167.10	$3.04	0.56%
G Class	$1,000	$1,172.00	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.51	$4.61	0.91%
I Class	$1,000	$1,021.51	$3.60	0.71%
Y Class	$1,000	$1,022.26	$2.84	0.56%
A Class	$1,000	$1,019.25	$5.87	1.16%
C Class	$1,000	$1,015.49	$9.65	1.91%
R Class	$1,000	$1,018.00	$7.13	1.41%
R5 Class	$1,000	$1,021.51	$3.60	0.71%
R6 Class	$1,000	$1,022.26	$2.84	0.56%
G Class	$1,000	$1,025.07	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 74.3%
Aerospace and Defense — 0.4%
Raytheon Technologies Corp.	881,605	$50,727,552
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	562,118	93,665,722
Banks — 1.4%
Commerce Bancshares, Inc.	530,014	29,834,488
JPMorgan Chase & Co.	199,497	19,205,576
PNC Financial Services Group, Inc. (The)	729,618	80,192,315
Wells Fargo & Co.	998,800	23,481,788
		152,714,167
Beverages — 1.5%
PepsiCo, Inc.	1,217,400	168,731,640
Capital Markets — 4.6%
Ameriprise Financial, Inc.	599,905	92,451,360
Bank of New York Mellon Corp. (The)	3,998,800	137,318,792
BlackRock, Inc.	115,964	65,351,512
Charles Schwab Corp. (The)	1,199,400	43,454,262
Janus Henderson Group plc	797,021	17,311,296
Northern Trust Corp.	1,299,787	101,344,392
T. Rowe Price Group, Inc.	446,300	57,224,586
		514,456,200
Chemicals — 0.8%
Akzo Nobel NV	881,500	89,273,806
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	826,761	77,178,139
Communications Equipment — 1.3%
Cisco Systems, Inc.	3,588,991	141,370,356
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	218,582	51,445,460
Containers and Packaging — 0.6%
Packaging Corp. of America	597,700	65,179,185
Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	5,979,037	355,692,911
Electric Utilities — 2.3%
Duke Energy Corp.	723,200	64,046,592
Evergy, Inc.	2,199,900	111,798,918
Eversource Energy	998,332	83,410,639
		259,256,149
Electrical Equipment — 6.1%
ABB Ltd.	1,988,400	50,395,984
Emerson Electric Co.	6,198,536	406,438,006
Hubbell, Inc.	1,599,258	218,842,465
		675,676,455
Food and Staples Retailing — 3.5%
Koninklijke Ahold Delhaize NV	4,661,642	137,964,200
Walmart, Inc.	1,790,539	250,514,312
		388,478,512
6

	Shares/ Principal Amount	Value
Food Products — 3.9%
Hershey Co. (The)	783,900	$112,364,226
Mondelez International, Inc., Class A	2,098,900	120,581,805
Nestle SA	1,737,700	206,159,153
		439,105,184
Gas Utilities — 5.0%
Atmos Energy Corp.	2,199,747	210,273,816
ONE Gas, Inc.(1)	3,019,953	208,406,956
Spire, Inc.	2,499,679	132,982,923
		551,663,695
Health Care Equipment and Supplies — 5.6%
Becton Dickinson and Co.	555,226	129,189,986
Medtronic plc	4,796,479	498,450,097
		627,640,083
Health Care Providers and Services — 0.2%
Quest Diagnostics, Inc.	199,958	22,893,191
Health Care Technology — 0.4%
Cerner Corp.	579,400	41,884,826
Household Products — 4.2%
Colgate-Palmolive Co.	1,696,300	130,869,545
Kimberly-Clark Corp.	1,368,980	202,143,587
Procter & Gamble Co. (The)	949,038	131,906,791
		464,919,923
Insurance — 4.4%
Aflac, Inc.	1,577,098	57,327,512
Chubb Ltd.	1,649,928	191,589,639
Marsh & McLennan Cos., Inc.	2,089,805	239,700,634
		488,617,785
IT Services — 1.4%
Automatic Data Processing, Inc.	1,096,592	152,963,618
Machinery — 0.3%
PACCAR, Inc.	399,400	34,060,832
Oil, Gas and Consumable Fuels — 3.3%
Chevron Corp.	1,489,016	107,209,152
ConocoPhillips	399,900	13,132,716
Enterprise Products Partners LP	8,998,418	142,085,020
Shell Midstream Partners LP	2,498,136	23,632,367
TOTAL SE(2)	2,288,958	78,586,876
		364,646,131
Personal Products — 1.5%
Unilever NV, (New York)	2,699,000	162,939,261
Pharmaceuticals — 8.4%
GlaxoSmithKline plc, ADR	1,599,900	60,220,236
Johnson & Johnson	3,657,472	544,524,431
Pfizer, Inc.	1,457,799	53,501,223
Roche Holding AG	789,300	270,041,017
		928,286,907
Road and Rail — 1.8%
Norfolk Southern Corp.	924,741	197,885,327
Semiconductors and Semiconductor Equipment — 3.2%
Applied Materials, Inc.	199,139	11,838,814
7

	Shares/ Principal Amount	Value
Intel Corp.	438,357	$22,698,125
Texas Instruments, Inc.	2,233,286	318,890,908
		353,427,847
Software — 2.2%
Microsoft Corp.	1,155,536	243,043,887
Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.(1)	9,199,479	85,233,173
TOTAL COMMON STOCKS (Cost $6,920,389,898)		8,243,057,924
PREFERRED STOCKS — 9.4%
Banks — 6.7%
Bank of America Corp., 4.30%	79,965,000	77,666,006
Bank of America Corp., 5.875%	103,305,000	111,618,231
Citigroup, Inc., 5.95%	79,950,000	82,353,279
JPMorgan Chase & Co., 3.74%	69,979,000	67,144,152
JPMorgan Chase & Co., 4.60%	89,974,000	88,286,988
JPMorgan Chase & Co., 5.00%	162,963,000	162,822,387
U.S. Bancorp, 5.30%	138,862,000	150,228,848
		740,119,891
Capital Markets — 0.7%
Bank of New York Mellon Corp. (The), 3.65%	28,923,000	28,347,264
Bank of New York Mellon Corp. (The), 4.70%	9,978,000	10,611,603
Charles Schwab Corp. (The), 5.00%	6,753,000	6,931,122
Charles Schwab Corp. (The), 5.375%	34,680,000	37,664,214
		83,554,203
Electric Utilities — 1.0%
Duke Energy Corp., 4.875%	103,962,000	110,110,058
Insurance — 0.2%
Progressive Corp. (The), 5.375%	20,360,000	20,369,976
Multi-Utilities — 0.6%
Dominion Energy, Inc., 4.65%	69,985,000	70,975,208
Oil, Gas and Consumable Fuels — 0.2%
Plains All American Pipeline LP, 6.125%	32,384,000	20,584,890
TOTAL PREFERRED STOCKS (Cost $1,036,719,440)		1,045,714,226
CONVERTIBLE BONDS — 4.7%
Airlines — 0.2%
Southwest Airlines Co., 1.25%, 5/1/25	$13,931,000	18,249,610
Capital Markets — 0.6%
Credit Suisse AG, (convertible into Charles Schwab Corp. (The)), 10.50%, 2/22/21(3)(4)	778,900	27,942,259
UBS AG, (convertible into Charles Schwab Corp. (The)), 18.30%, 10/20/20(3)(4)	999,000	36,363,600
		64,305,859
Construction Materials — 0.8%
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 18.85%, 10/8/20(3)(4)	99,900	20,395,284
Goldman Sachs International, (convertible into Martin Marietta Materials, Inc.), 9.90%, 3/2/21(3)(4)	99,900	21,046,432
Goldman Sachs International, (convertible into Martin Marietta Materials, Inc.), 10.60%, 3/4/21(3)(4)	75,000	16,069,875
8

	Shares/ Principal Amount	Value
Merrill Lynch International & Co. CV, (convertible into Martin Marietta Materials, Inc.), 11.40%, 2/22/21(3)(4)	$53,800	$11,808,024
Morgan Stanley B.V., (convertible into Martin Marietta Materials, Inc.), 17.46%, 11/10/20(3)(4)	99,900	19,086,395
		88,406,010
Diversified Financial Services — 0.8%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 1.51%, 2/16/21(3)(4)	119,800	24,997,468
Merrill Lynch International & Co. CV, (convertible into Berkshire Hathaway, Inc., Class B), 2.60%, 2/22/21(3)(4)	119,900	24,615,470
UBS AG, (convertible into Berkshire Hathaway, Inc. Class B), 3.70%, 1/11/21(3)(4)	199,900	37,265,358
		86,878,296
Electrical Equipment — 0.3%
Credit Suisse AG, (convertible into Emerson Electric Co.), 17.50%, 11/2/20(3)(4)	532,100	30,444,900
Health Care Equipment and Supplies — 0.4%
Envista Holdings Corp., 2.375%, 6/1/25(2)(3)	36,905,000	51,306,797
Health Care Technology — 0.5%
Citigroup Global Markets Holdings, Inc., (convertible into Cerner Corp.), 8.50%, 12/18/20(3)(4)	450,400	31,136,152
Merrill Lynch International & Co. C.V., (convertible into Cerner Corp.), 6.70%, 12/3/20(3)(4)	309,800	22,252,934
		53,389,086
Oil, Gas and Consumable Fuels — 0.2%
Pioneer Natural Resources Co., 0.25%, 5/15/25(3)	24,019,000	26,564,848
Semiconductors and Semiconductor Equipment — 0.9%
Microchip Technology, Inc., 1.625%, 2/15/27	67,806,000	104,636,117
TOTAL CONVERTIBLE BONDS (Cost $465,374,341)		524,181,523
EXCHANGE-TRADED FUNDS — 4.4%
iShares Russell 1000 Value ETF (Cost $439,076,258)	4,108,310	485,314,660
CONVERTIBLE PREFERRED STOCKS — 3.8%
Auto Components — 0.2%
Aptiv plc, 5.50%, 6/15/23	179,905	20,404,825
Banks — 1.1%
Wells Fargo & Co., 7.50%	90,957	122,068,842
Health Care Equipment and Supplies — 0.9%
Becton Dickinson and Co., 6.00%, 6/1/23(2)	1,806,324	95,102,958
Machinery — 1.6%
Stanley Black & Decker, Inc., 5.00%	153,438	182,766,600
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $392,350,214)		420,343,225
CORPORATE BONDS — 0.2%
Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79 (Cost $20,019,013)	$19,991,000	22,727,718
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $104,623,720), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $102,591,583)		102,591,441
9

	Shares/ Principal Amount	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $158,277,773), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $155,174,216)		$155,174,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $257,765,441)		257,765,441
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(5) — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $84,419,635)	84,419,635	84,419,635
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $9,616,114,240)		11,083,524,352
OTHER ASSETS AND LIABILITIES — 0.1%		13,522,459
TOTAL NET ASSETS — 100.0%		$11,097,046,811

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Automatic Data Processing, Inc.	876	Put	$115.00	10/16/20	$12,219,324	$(42,672)	$(13,140)
Texas Instruments, Inc.	78	Put	$115.00	10/16/20	$1,113,762	(2,941)	(897)
						$(45,613)	$(14,037)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	12,701,040	USD	13,705,408	Morgan Stanley	12/31/20	$123,720
USD	448,505,083	CHF	409,911,221	Morgan Stanley	12/31/20	2,186,138
EUR	8,415,603	USD	9,830,754	Credit Suisse AG	12/31/20	57,225
USD	383,093,582	EUR	326,370,405	Credit Suisse AG	12/31/20	(377,882)
GBP	1,340,855	USD	1,705,593	JPMorgan Chase Bank N.A.	12/31/20	25,724
USD	49,426,961	GBP	38,808,553	JPMorgan Chase Bank N.A.	12/31/20	(682,788)
						$1,332,137

10

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $80,703,662. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $401,295,796, which represented 3.6% of total net assets. Of these securities, 0.4% of total net assets were deemed illiquid under policies approved by the Board of Directors.
(4)Equity-linked debt security. The aggregated value of these securities at the period end was $323,424,151, which represented 2.9% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $84,419,635.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $9,284,399,977) — including $80,703,662 of securities on loan	$10,705,464,588
Investment securities - affiliated, at value (cost of $247,294,628)	293,640,129
Investment made with cash collateral received for securities on loan, at value (cost of $84,419,635)	84,419,635
Total investment securities, at value (cost of $9,616,114,240)	11,083,524,352
Deposits with broker for options contracts	3,291,300
Receivable for investments sold	93,176,135
Receivable for capital shares sold	7,673,427
Unrealized appreciation on forward foreign currency exchange contracts	2,392,807
Dividends and interest receivable	29,055,544
Securities lending receivable	20,949
11,219,134,514

Liabilities
Disbursements in excess of demand deposit cash	153,791
Written options, at value (premiums received $45,613)	14,037
Payable for collateral received for securities on loan	84,419,635
Payable for investments purchased	16,411,900
Payable for capital shares redeemed	12,299,630
Unrealized depreciation on forward foreign currency exchange contracts	1,060,670
Accrued management fees	7,249,832
Distribution and service fees payable	478,208
122,087,703

Net Assets	$11,097,046,811

Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,103,605,106
Distributable earnings	993,441,705
$11,097,046,811

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,962,696,897	482,374,708	$8.21
I Class, $0.01 Par Value	$4,741,906,840	576,471,030	$8.23
Y Class, $0.01 Par Value	$252,271,283	30,635,422	$8.23
A Class, $0.01 Par Value	$742,857,442	90,436,640	$8.21*
C Class, $0.01 Par Value	$357,749,864	43,562,583	$8.21
R Class, $0.01 Par Value	$58,720,790	7,178,028	$8.18
R5 Class, $0.01 Par Value	$54,015,122	6,573,114	$8.22
R6 Class, $0.01 Par Value	$926,823,612	112,565,134	$8.23
G Class, $0.01 Par Value	$4,961	602	$8.24
*Maximum offering price $8.71 (net asset value divided by 0.9425).

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $4,532,570 from affiliates and net of foreign taxes withheld of $2,840,157)	$155,947,542
Interest	26,212,752
Securities lending, net	393,183
182,553,477

Expenses:
Management fees	43,697,779
Distribution and service fees:
A Class	906,223
C Class	1,982,826
R Class	148,385
Directors' fees and expenses	189,327
Other expenses	9,073
46,933,613
Fees waived - G Class	(14)
46,933,599

Net investment income (loss)	135,619,878

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(42,985,883)
Forward foreign currency exchange contract transactions	(54,155,808)
Written options contract transactions	1,227,155
Foreign currency translation transactions	(16,557)
(95,931,093)

Change in net unrealized appreciation (depreciation) on:
Investments (including $(61,111,798) from affiliates)	1,601,510,195
Forward foreign currency exchange contracts	10,262,723
Written options contracts	(37,591)
Translation of assets and liabilities in foreign currencies	215,632
1,611,950,959

Net realized and unrealized gain (loss)	1,516,019,866

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,651,639,744

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$135,619,878	$256,621,230
Net realized gain (loss)	(95,931,093)	290,403,850
Change in net unrealized appreciation (depreciation)	1,611,950,959	(1,945,113,540)
Net increase (decrease) in net assets resulting from operations	1,651,639,744	(1,398,088,460)

Distributions to Shareholders
From earnings:
Investor Class	(54,288,659)	(340,852,305)
I Class	(68,394,642)	(366,932,951)
Y Class	(3,804,407)	(19,641,585)
A Class	(8,697,934)	(60,875,609)
C Class	(3,190,518)	(31,995,010)
R Class	(647,127)	(5,030,757)
R5 Class	(770,438)	(78,647)
R6 Class	(14,074,661)	(72,662,809)
G Class	(88)	(358)
Decrease in net assets from distributions	(153,868,474)	(898,070,031)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(411,837,459)	894,237,191

Net increase (decrease) in net assets	1,085,933,811	(1,401,921,300)

Net Assets
Beginning of period	10,011,113,000	11,413,034,300
End of period	$11,097,046,811	$10,011,113,000

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek current income. Capital appreciation is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on August 1, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
15

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
16

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

17

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$80,561,324	—	—	—	$80,561,324
Convertible Bonds	2,995,682	—	—	—	2,995,682
Convertible Preferred Stocks	862,629	—	—	—	862,629
Total Borrowings	$84,419,635	—	—	—	$84,419,635
Gross amount of recognized liabilities for securities lending transactions					$84,419,635

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 1.00%	0.91%
I Class	0.60% to 0.80%	0.71%
Y Class	0.45% to 0.65%	0.56%
A Class	0.80% to 1.00%	0.91%
C Class	0.80% to 1.00%	0.91%
R Class	0.80% to 1.00%	0.91%
R5 Class	0.60% to 0.80%	0.71%
R6 Class	0.45% to 0.65%	0.56%
G Class	0.45% to 0.65%	0.00%(1)
(1)Effective annual management fee before waiver was 0.56%.

18

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,131,890 and $5,502,335, respectively. The effect of interfund transactions on the Statement of Operations was $1,463,397 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 were $3,267,106,099 and $3,750,943,147, respectively.

19

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2020		Year ended March 31, 2020(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	4,700,000,000		4,700,000,000
Sold	41,351,347	$329,981,645	76,577,889	$675,765,127
Issued in reinvestment of distributions	6,527,825	52,810,437	36,635,090	332,268,596
Redeemed	(78,147,898)	(628,944,145)	(300,004,541)	(2,611,886,041)
	(30,268,726)	(246,152,063)	(186,791,562)	(1,603,852,318)
I Class/Shares Authorized	3,700,000,000		3,700,000,000
Sold	95,247,687	759,921,272	370,363,277	3,265,100,957
Issued in reinvestment of distributions	8,023,207	65,001,699	38,092,032	345,571,110
Redeemed	(108,181,921)	(865,881,441)	(151,793,644)	(1,291,749,298)
	(4,911,027)	(40,958,470)	256,661,665	2,318,922,769
Y Class/Shares Authorized	220,000,000		220,000,000
Sold	4,035,434	32,465,459	11,050,681	93,766,095
Issued in reinvestment of distributions	451,880	3,665,805	2,090,685	18,982,712
Redeemed	(4,980,834)	(39,888,535)	(8,498,354)	(72,292,572)
	(493,520)	(3,757,271)	4,643,012	40,456,235
A Class/Shares Authorized	700,000,000		700,000,000
Sold	14,219,429	114,560,585	19,853,899	176,773,387
Issued in reinvestment of distributions	1,006,364	8,142,069	6,419,773	58,271,266
Redeemed	(22,618,365)	(177,791,898)	(26,236,608)	(230,967,832)
	(7,392,572)	(55,089,244)	37,064	4,076,821
C Class/Shares Authorized	400,000,000		400,000,000
Sold	1,723,047	13,607,539	9,411,907	84,070,191
Issued in reinvestment of distributions	363,771	2,940,425	3,151,688	28,683,849
Redeemed	(13,752,044)	(110,487,909)	(19,320,917)	(170,097,143)
	(11,665,226)	(93,939,945)	(6,757,322)	(57,343,103)
R Class/Shares Authorized	80,000,000		80,000,000
Sold	518,893	4,174,828	1,221,785	10,377,138
Issued in reinvestment of distributions	80,347	647,127	548,345	4,959,868
Redeemed	(1,351,656)	(10,724,852)	(4,059,305)	(35,774,297)
	(752,416)	(5,902,897)	(2,289,175)	(20,437,291)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	6,662,778	53,312,695	44,230	399,711
Issued in reinvestment of distributions	95,142	770,438	8,678	78,647
Redeemed	(312,411)	(2,551,507)	(27,847)	(244,584)
	6,445,509	51,531,626	25,061	233,774
R6 Class/Shares Authorized	800,000,000		800,000,000
Sold	12,247,834	98,182,320	34,167,972	304,078,802
Issued in reinvestment of distributions	1,735,087	14,074,646	8,004,159	72,662,809
Redeemed	(15,999,850)	(129,826,249)	(19,007,157)	(164,566,665)
	(2,016,929)	(17,569,283)	23,164,974	212,174,946
G Class/Shares Authorized	140,000,000		140,000,000
Sold	—	—	552	5,000
Issued in reinvestment of distributions	11	88	39	358
	11	88	591	5,358
Net increase (decrease)	(51,054,896)	$(411,837,459)	88,694,308	$894,237,191
(1)August 1, 2019 (commencement of sale) through March 31, 2020 for the G Class.
20

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2020 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$106,806	—	—	$(21,573)	$85,233	9,199	—	$1,564
ONE Gas, Inc.	208,899	$39,047	—	(39,539)	208,407	3,020	—	2,969
	$315,705	$39,047	—	$(61,112)	$293,640	12,219	—	$4,533

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
21

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Chemicals	—	$89,273,806	—
Electrical Equipment	$625,280,471	50,395,984	—
Food and Staples Retailing	250,514,312	137,964,200	—
Food Products	232,946,031	206,159,153	—
Oil, Gas and Consumable Fuels	286,059,255	78,586,876	—
Personal Products	—	162,939,261	—
Pharmaceuticals	658,245,890	270,041,017	—
Other Industries	5,194,651,668	—	—
Preferred Stocks	—	1,045,714,226	—
Convertible Bonds	—	524,181,523	—
Exchange-Traded Funds	485,314,660	—	—
Convertible Preferred Stocks	420,343,225	—	—
Corporate Bonds	—	22,727,718	—
Temporary Cash Investments	—	257,765,441	—
Temporary Cash Investments - Securities Lending Collateral	84,419,635	—	—
	$8,237,775,147	$2,845,749,205	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,392,807	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,060,670	—
Written Options Contracts	$14,037	—	—
	$14,037	$1,060,670	—

8. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 607 written options contracts.
22

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,101,602,863.

Value of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Written Options	—	Written Options	$14,037
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$2,392,807	Unrealized depreciation on forward foreign currency exchange contracts	1,060,670
		$2,392,807		$1,074,707

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$1,227,155	Change in net unrealized appreciation (depreciation) on written options contracts	$(37,591)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(54,155,808)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	10,262,723
		$(52,928,653)		$10,225,132

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.
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10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,804,225,290
Gross tax appreciation of investments	$1,688,629,175
Gross tax depreciation of investments	(409,330,113)
Net tax appreciation (depreciation) of investments	$1,279,299,062

As of March 31, 2020, the fund had post-October capital loss deferrals of $(200,979,434), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$7.14	0.09	1.09	1.18	(0.11)	—	(0.11)	$8.21	16.54%	0.91%(4)	2.39%(4)	32%	$3,962,697
2020	$8.69	0.18	(1.07)	(0.89)	(0.19)	(0.47)	(0.66)	$7.14	(11.81)%	0.91%	2.07%	85%	$3,660,808
2019	$8.60	0.18	0.56	0.74	(0.18)	(0.47)	(0.65)	$8.69	9.07%	0.91%	2.13%	80%	$6,081,355
2018	$9.13	0.17	0.37	0.54	(0.17)	(0.90)	(1.07)	$8.60	5.61%	0.91%	1.86%	75%	$6,496,269
2017	$8.41	0.17	1.24	1.41	(0.17)	(0.52)	(0.69)	$9.13	17.14%	0.91%	1.91%	93%	$7,327,473
2016	$8.71	0.21	0.32	0.53	(0.20)	(0.63)	(0.83)	$8.41	6.78%	0.94%	2.44%	88%	$5,399,702
I Class
2020(3)	$7.15	0.11	1.09	1.20	(0.12)	—	(0.12)	$8.23	16.79%	0.71%(4)	2.59%(4)	32%	$4,741,907
2020	$8.70	0.21	(1.08)	(0.87)	(0.21)	(0.47)	(0.68)	$7.15	(11.62)%	0.71%	2.27%	85%	$4,157,382
2019	$8.61	0.20	0.56	0.76	(0.20)	(0.47)	(0.67)	$8.70	9.27%	0.71%	2.33%	80%	$2,826,256
2018	$9.14	0.19	0.37	0.56	(0.19)	(0.90)	(1.09)	$8.61	5.82%	0.71%	2.06%	75%	$2,621,898
2017	$8.42	0.19	1.24	1.43	(0.19)	(0.52)	(0.71)	$9.14	17.36%	0.71%	2.11%	93%	$1,515,758
2016	$8.71	0.22	0.34	0.56	(0.22)	(0.63)	(0.85)	$8.42	7.11%	0.74%	2.64%	88%	$1,229,940
Y Class
2020(3)	$7.16	0.11	1.08	1.19	(0.12)	—	(0.12)	$8.23	16.71%	0.56%(4)	2.74%(4)	32%	$252,271
2020	$8.71	0.22	(1.08)	(0.86)	(0.22)	(0.47)	(0.69)	$7.16	(11.48)%	0.56%	2.42%	85%	$222,844
2019	$8.62	0.22	0.55	0.77	(0.21)	(0.47)	(0.68)	$8.71	9.43%	0.56%	2.48%	80%	$230,773
2018(5)	$9.16	0.20	0.36	0.56	(0.20)	(0.90)	(1.10)	$8.62	5.83%	0.56%(4)	2.25%(4)	75%(6)	$216,014

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$7.14	0.09	1.08	1.17	(0.10)	—	(0.10)	$8.21	16.39%	1.16%(4)	2.14%(4)	32%	$742,857
2020	$8.69	0.16	(1.07)	(0.91)	(0.17)	(0.47)	(0.64)	$7.14	(12.02)%	1.16%	1.82%	85%	$698,473
2019	$8.60	0.16	0.56	0.72	(0.16)	(0.47)	(0.63)	$8.69	8.80%	1.16%	1.88%	80%	$850,117
2018	$9.13	0.14	0.38	0.52	(0.15)	(0.90)	(1.05)	$8.60	5.36%	1.16%	1.61%	75%	$931,567
2017	$8.41	0.15	1.24	1.39	(0.15)	(0.52)	(0.67)	$9.13	16.85%	1.16%	1.66%	93%	$2,139,411
2016	$8.71	0.18	0.33	0.51	(0.18)	(0.63)	(0.81)	$8.41	6.51%	1.19%	2.19%	88%	$1,934,681
C Class
2020(3)	$7.14	0.06	1.08	1.14	(0.07)	—	(0.07)	$8.21	15.92%	1.91%(4)	1.39%(4)	32%	$357,750
2020	$8.69	0.10	(1.08)	(0.98)	(0.10)	(0.47)	(0.57)	$7.14	(12.66)%	1.91%	1.07%	85%	$394,129
2019	$8.60	0.10	0.55	0.65	(0.09)	(0.47)	(0.56)	$8.69	8.00%	1.91%	1.13%	80%	$538,726
2018	$9.13	0.08	0.37	0.45	(0.08)	(0.90)	(0.98)	$8.60	4.58%	1.91%	0.86%	75%	$627,651
2017	$8.41	0.08	1.24	1.32	(0.08)	(0.52)	(0.60)	$9.13	15.97%	1.91%	0.91%	93%	$711,149
2016	$8.71	0.12	0.33	0.45	(0.12)	(0.63)	(0.75)	$8.41	5.72%	1.94%	1.44%	88%	$562,723

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$7.11	0.08	1.08	1.16	(0.09)	—	(0.09)	$8.18	16.30%	1.41%(4)	1.89%(4)	32%	$58,721
2020	$8.66	0.14	(1.07)	(0.93)	(0.15)	(0.47)	(0.62)	$7.11	(12.28)%	1.41%	1.57%	85%	$56,388
2019	$8.57	0.14	0.56	0.70	(0.14)	(0.47)	(0.61)	$8.66	8.57%	1.41%	1.63%	80%	$88,499
2018	$9.10	0.13	0.36	0.49	(0.12)	(0.90)	(1.02)	$8.57	5.11%	1.41%	1.36%	75%	$93,154
2017	$8.39	0.13	1.22	1.35	(0.12)	(0.52)	(0.64)	$9.10	16.48%	1.41%	1.41%	93%	$114,762
2016	$8.69	0.16	0.33	0.49	(0.16)	(0.63)	(0.79)	$8.39	6.27%	1.44%	1.94%	88%	$105,462
R5 Class
2020(3)	$7.14	0.09	1.11	1.20	(0.12)	—	(0.12)	$8.22	16.81%	0.71%(4)	2.59%(4)	32%	$54,015
2020	$8.70	0.21	(1.09)	(0.88)	(0.21)	(0.47)	(0.68)	$7.14	(11.74)%	0.71%	2.27%	85%	$912
2019	$8.60	0.20	0.57	0.77	(0.20)	(0.47)	(0.67)	$8.70	9.41%	0.71%	2.33%	80%	$892
2018(5)	$9.15	0.21	0.33	0.54	(0.19)	(0.90)	(1.09)	$8.60	5.57%	0.71%(4)	2.51%(4)	75%(6)	$653
R6 Class
2020(3)	$7.16	0.11	1.08	1.19	(0.12)	—	(0.12)	$8.23	16.71%	0.56%(4)	2.74%(4)	32%	$926,824
2020	$8.71	0.22	(1.08)	(0.86)	(0.22)	(0.47)	(0.69)	$7.16	(11.48)%	0.56%	2.42%	85%	$820,173
2019	$8.62	0.22	0.55	0.77	(0.21)	(0.47)	(0.68)	$8.71	9.43%	0.56%	2.48%	80%	$796,417
2018	$9.15	0.21	0.36	0.57	(0.20)	(0.90)	(1.10)	$8.62	5.97%	0.56%	2.21%	75%	$691,393
2017	$8.42	0.20	1.25	1.45	(0.20)	(0.52)	(0.72)	$9.15	17.66%	0.56%	2.26%	93%	$492,622
2016	$8.72	0.24	0.32	0.56	(0.23)	(0.63)	(0.86)	$8.42	7.14%	0.59%	2.79%	88%	$246,151

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$7.16	0.13	1.10	1.23	(0.15)	—	(0.15)	$8.24	17.20%	0.00%(4)(7)(8)	3.30%(4)(7)	32%	$5
2020(9)	$9.06	0.18	(1.43)	(1.25)	(0.18)	(0.47)	(0.65)	$7.16	(15.32)%	0.00%(4)(8)(10)	3.02%(4)(10)	85%(11)	$4

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.56% and 2.74%, respectively.
(8)Ratio was less than 0.005%.
(9)August 1, 2019 (commencement of sale) through March 31, 2020.
(10)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.56% and 2.46%, respectively.
(11)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2020.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe.

The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90802 2011

Semiannual Report

September 30, 2020

Large Company Value Fund
Investor Class (ALVIX)
I Class (ALVSX)
A Class (ALPAX)
C Class (ALPCX)
R Class (ALVRX)
R5 Class (ALVGX)
R6 Class (ALVDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Top Ten Holdings	% of net assets
Johnson & Johnson	4.9%
Berkshire Hathaway, Inc., Class B	4.5%
Medtronic plc	4.3%
Verizon Communications, Inc.	3.5%
Emerson Electric Co.	3.3%
Bank of New York Mellon Corp. (The)	2.9%
Unilever NV, (New York)	2.7%
Cisco Systems, Inc.	2.7%
iShares Russell 1000 Value ETF	2.7%
Chubb Ltd.	2.4%

Top Five Industries	% of net assets
Pharmaceuticals	9.1%
Health Care Equipment and Supplies	7.6%
Electric Utilities	6.0%
Capital Markets	5.9%
Banks	4.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	84.9%
Foreign Common Stocks*	9.7%
Exchange-Traded Funds	2.7%
Total Equity Exposure	97.3%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	0.7%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,204.40	$4.59	0.83%
I Class	$1,000	$1,206.90	$3.49	0.63%
A Class	$1,000	$1,203.00	$5.96	1.08%
C Class	$1,000	$1,198.20	$10.08	1.83%
R Class	$1,000	$1,201.20	$7.34	1.33%
R5 Class	$1,000	$1,206.90	$3.49	0.63%
R6 Class	$1,000	$1,206.60	$2.66	0.48%
Hypothetical
Investor Class	$1,000	$1,020.91	$4.20	0.83%
I Class	$1,000	$1,021.91	$3.19	0.63%
A Class	$1,000	$1,019.65	$5.47	1.08%
C Class	$1,000	$1,015.89	$9.25	1.83%
R Class	$1,000	$1,018.40	$6.73	1.33%
R5 Class	$1,000	$1,021.91	$3.19	0.63%
R6 Class	$1,000	$1,022.66	$2.43	0.48%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.6%
Aerospace and Defense — 1.7%
General Dynamics Corp.	37,500	$5,191,125
Raytheon Technologies Corp.	126,000	7,250,040
		12,441,165
Automobiles — 1.0%
Honda Motor Co. Ltd., ADR	302,400	7,166,880
Banks — 4.9%
JPMorgan Chase & Co.	145,100	13,968,777
PNC Financial Services Group, Inc. (The)	63,700	7,001,267
Truist Financial Corp.	202,900	7,720,345
U.S. Bancorp	183,500	6,578,475
		35,268,864
Beverages — 1.8%
PepsiCo, Inc.	92,700	12,848,220
Building Products — 1.7%
Johnson Controls International plc	303,400	12,393,890
Capital Markets — 5.9%
Ameriprise Financial, Inc.	55,700	8,583,927
Bank of New York Mellon Corp. (The)	598,000	20,535,320
Charles Schwab Corp. (The)	172,200	6,238,806
Northern Trust Corp.	86,600	6,752,202
		42,110,255
Commercial Services and Supplies — 0.9%
Republic Services, Inc.	70,600	6,590,510
Communications Equipment — 3.8%
Cisco Systems, Inc.	495,300	19,509,867
F5 Networks, Inc.(1)	60,500	7,427,585
		26,937,452
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	35,300	8,308,208
Diversified Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(1)	151,100	32,175,234
Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	415,300	24,706,197
Electric Utilities — 6.0%
Duke Energy Corp.	103,800	9,192,528
Eversource Energy	103,100	8,614,005
Pinnacle West Capital Corp.	181,900	13,560,645
Xcel Energy, Inc.	161,600	11,152,016
		42,519,194
Electrical Equipment — 3.5%
Emerson Electric Co.	362,400	23,762,568
Siemens Energy AG(1)	47,050	1,268,767
		25,031,335
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	67,100	6,558,354
Entertainment — 1.9%
Walt Disney Co. (The)	108,200	13,425,456
6

	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.9%
Weyerhaeuser Co.	213,500	$6,089,020
Food and Staples Retailing — 2.4%
Koninklijke Ahold Delhaize NV	179,200	5,303,536
Walmart, Inc.	85,600	11,976,296
		17,279,832
Food Products — 1.9%
Mondelez International, Inc., Class A	237,500	13,644,375
Health Care Equipment and Supplies — 7.6%
Becton Dickinson and Co.	30,100	7,003,668
Hologic, Inc.(1)	85,500	5,683,185
Medtronic plc	298,700	31,040,904
Zimmer Biomet Holdings, Inc.	77,200	10,510,008
		54,237,765
Health Care Providers and Services — 2.8%
McKesson Corp.	47,300	7,044,389
Quest Diagnostics, Inc.	46,500	5,323,785
Universal Health Services, Inc., Class B	70,300	7,523,506
		19,891,680
Health Care Technology — 1.6%
Cerner Corp.	156,500	11,313,385
Household Durables — 0.5%
PulteGroup, Inc.	77,200	3,573,588
Household Products — 4.0%
Colgate-Palmolive Co.	139,000	10,723,850
Kimberly-Clark Corp.	64,400	9,509,304
Procter & Gamble Co. (The)	62,100	8,631,279
		28,864,433
Industrial Conglomerates — 1.7%
Siemens AG	94,100	11,898,539
Insurance — 4.1%
Aflac, Inc.	345,000	12,540,750
Chubb Ltd.	146,900	17,058,028
		29,598,778
IT Services — 0.9%
Automatic Data Processing, Inc.	46,500	6,486,285
Oil, Gas and Consumable Fuels — 3.7%
Chevron Corp.	167,600	12,067,200
ConocoPhillips	194,000	6,370,960
TOTAL SE, ADR	232,700	7,981,610
		26,419,770
Paper and Forest Products — 0.8%
Mondi plc	283,800	5,972,707
Personal Products — 2.7%
Unilever NV, (New York)	325,000	19,630,000
Pharmaceuticals — 9.1%
GlaxoSmithKline plc, ADR	139,700	5,258,308
Johnson & Johnson	234,500	34,912,360
Merck & Co., Inc.	121,300	10,061,835
Pfizer, Inc.	258,900	9,501,630
Roche Holding AG	15,300	5,234,546
		64,968,679
7

	Shares	Value
Road and Rail — 1.2%
Norfolk Southern Corp.	38,700	$8,281,413
Semiconductors and Semiconductor Equipment — 3.9%
Applied Materials, Inc.	89,900	5,344,555
Intel Corp.	204,900	10,609,722
Texas Instruments, Inc.	84,300	12,037,197
		27,991,474
Software — 0.8%
Oracle Corp., (New York)	99,500	5,940,150
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	39,400	6,047,900
TOTAL COMMON STOCKS (Cost $584,713,130)		676,610,987
EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell 1000 Value ETF (Cost $18,208,148)	163,500	19,314,255
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $5,800,964), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $5,688,290)		5,688,282
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $8,775,142), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $8,603,012)		8,603,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,837	5,837
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,297,119)		14,297,119
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $617,218,397)		710,222,361
OTHER ASSETS AND LIABILITIES — 0.7%		4,670,856
TOTAL NET ASSETS — 100.0%		$714,893,217

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	291,635	USD	319,512	Morgan Stanley	12/31/20	$(1,975)
CHF	108,460	USD	117,477	Morgan Stanley	12/31/20	616
USD	4,945,941	CHF	4,520,343	Morgan Stanley	12/31/20	24,108
USD	47,869	CHF	43,954	Morgan Stanley	12/31/20	13
USD	38,549,460	EUR	32,841,591	Credit Suisse AG	12/31/20	(38,025)
GBP	371,873	USD	473,738	JPMorgan Chase Bank N.A.	12/31/20	6,426
USD	5,138,954	GBP	4,034,951	JPMorgan Chase Bank N.A.	12/31/20	(70,990)
USD	149,335	GBP	116,997	JPMorgan Chase Bank N.A.	12/31/20	(1,731)
USD	918,812	GBP	722,326	JPMorgan Chase Bank N.A.	12/31/20	(13,858)
USD	1,192,517	GBP	927,947	JPMorgan Chase Bank N.A.	12/31/20	(5,652)
USD	2,186,547	GBP	1,700,198	JPMorgan Chase Bank N.A.	12/31/20	(8,755)
USD	240,084	GBP	185,933	JPMorgan Chase Bank N.A.	12/31/20	7
JPY	25,023,274	USD	237,490	Bank of America N.A.	12/30/20	96
USD	6,267,136	JPY	657,500,910	Bank of America N.A.	12/30/20	24,424
						$(85,296)

8

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)    Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $617,218,397)	$710,222,361
Receivable for investments sold	6,187,828
Receivable for capital shares sold	135,752
Unrealized appreciation on forward foreign currency exchange contracts	55,690
Dividends and interest receivable	2,549,644
719,151,275

Liabilities
Payable for investments purchased	3,474,884
Payable for capital shares redeemed	186,090
Unrealized depreciation on forward foreign currency exchange contracts	140,986
Accrued management fees	446,939
Distribution and service fees payable	9,159
4,258,058

Net Assets	$714,893,217

Net Assets Consist of:
Capital (par value and paid-in surplus)	$633,955,174
Distributable earnings	80,938,043
$714,893,217

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$525,681,663	53,488,564	$9.83
I Class, $0.01 Par Value	$37,866,209	3,849,662	$9.84
A Class, $0.01 Par Value	$29,360,903	2,988,876	$9.82*
C Class, $0.01 Par Value	$2,078,166	211,588	$9.82
R Class, $0.01 Par Value	$3,271,804	332,674	$9.83
R5 Class, $0.01 Par Value	$5,735	583	$9.84
R6 Class, $0.01 Par Value	$116,628,737	11,861,903	$9.83
*Maximum offering price $10.42 (net asset value divided by 0.9425).

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $143,531)	$10,453,873
Interest	4,035
10,457,908

Expenses:
Management fees	2,644,297
Distribution and service fees:
A Class	36,164
C Class	12,304
R Class	7,984
Directors' fees and expenses	11,929
Other expenses	64
2,712,742

Net investment income (loss)	7,745,166

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,787,970
Forward foreign currency exchange contract transactions	(3,749,098)
Foreign currency translation transactions	(18,315)
20,557

Change in net unrealized appreciation (depreciation) on:
Investments	116,190,329
Forward foreign currency exchange contracts	704,046
Translation of assets and liabilities in foreign currencies	7,910
116,902,285

Net realized and unrealized gain (loss)	116,922,842

Net Increase (Decrease) in Net Assets Resulting from Operations	$124,668,008

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$7,745,166	$14,706,486
Net realized gain (loss)	20,557	15,431,050
Change in net unrealized appreciation (depreciation)	116,902,285	(125,340,240)
Net increase (decrease) in net assets resulting from operations	124,668,008	(95,202,704)

Distributions to Shareholders
From earnings:
Investor Class	(4,951,876)	(15,279,735)
I Class	(310,181)	(744,667)
A Class	(237,868)	(800,623)
C Class	(10,135)	(53,969)
R Class	(22,455)	(82,004)
R5 Class	(59)	(162)
R6 Class	(1,365,313)	(4,550,760)
Decrease in net assets from distributions	(6,897,887)	(21,511,920)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(30,683,099)	(140,934,852)

Net increase (decrease) in net assets	87,087,022	(257,649,476)

Net Assets
Beginning of period	627,806,195	885,455,671
End of period	$714,893,217	$627,806,195

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between
13

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 54% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT Large Company Value Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.70% to 0.90%	0.83%
I Class	0.50% to 0.70%	0.63%
A Class	0.70% to 0.90%	0.83%
C Class	0.70% to 0.90%	0.83%
R Class	0.70% to 0.90%	0.83%
R5 Class	0.50% to 0.70%	0.63%
R6 Class	0.35% to 0.55%	0.48%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $453,731 and $698,886, respectively. The effect of interfund transactions on the Statement of Operations was $(150,757) in net realized gain (loss) on investment transactions.
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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 were $267,330,051 and $302,014,629, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	1,692,569	$16,044,733	8,165,467	$82,038,100
Issued in reinvestment of distributions	509,812	4,890,949	1,438,516	15,101,976
Redeemed	(4,128,218)	(39,794,398)	(22,533,545)	(229,321,222)
	(1,925,837)	(18,858,716)	(12,929,562)	(132,181,146)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	1,928,506	19,013,974	1,174,884	11,886,383
Issued in reinvestment of distributions	30,002	288,727	64,360	675,594
Redeemed	(544,976)	(5,195,580)	(648,899)	(6,478,909)
	1,413,532	14,107,121	590,345	6,083,068
A Class/Shares Authorized	40,000,000		40,000,000
Sold	152,444	1,447,826	359,249	3,620,500
Issued in reinvestment of distributions	22,406	214,700	68,814	723,967
Redeemed	(386,191)	(3,620,774)	(741,730)	(7,529,513)
	(211,341)	(1,958,248)	(313,667)	(3,185,046)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	19,728	174,198	26,367	267,759
Issued in reinvestment of distributions	914	8,744	4,010	42,572
Redeemed	(91,496)	(886,107)	(89,562)	(882,275)
	(70,854)	(703,165)	(59,185)	(571,944)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	58,520	545,700	138,574	1,428,725
Issued in reinvestment of distributions	2,235	21,434	6,975	73,851
Redeemed	(63,282)	(593,345)	(154,121)	(1,627,818)
	(2,527)	(26,211)	(8,572)	(125,242)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	6	59	16	162
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	867,121	7,915,301	2,774,022	27,791,502
Issued in reinvestment of distributions	141,841	1,360,715	433,595	4,543,730
Redeemed	(3,698,901)	(32,519,955)	(4,131,818)	(43,289,936)
	(2,689,939)	(23,243,939)	(924,201)	(10,954,704)
Net increase (decrease)	(3,486,960)	$(30,683,099)	(13,644,826)	$(140,934,852)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$646,932,892	$29,678,095	—
Exchange-Traded Funds	19,314,255	—	—
Temporary Cash Investments	5,837	14,291,282	—
	$666,252,984	$43,969,377	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$55,690	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$140,986	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $64,117,578.

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The value of foreign currency risk derivative instruments as of September 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $55,690 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $140,986 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(3,749,098) in net realized gain (loss) on forward foreign currency exchange contract transactions and $704,046 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.
9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$630,034,406
Gross tax appreciation of investments	$99,130,621
Gross tax depreciation of investments	(18,942,666)
Net tax appreciation (depreciation) of investments	$80,187,955

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Corporate Event

The fund will be renamed to Focused Large Cap Value Fund effective December 10, 2020.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$8.24	0.10	1.58	1.68	(0.09)	—	(0.09)	$9.83	20.44%	0.83%(4)	2.18%(4)	40%	$525,682
2020	$9.85	0.18	(1.52)	(1.34)	(0.18)	(0.09)	(0.27)	$8.24	(14.21)%	0.84%	1.72%	72%	$456,382
2019	$9.85	0.18	0.40	0.58	(0.18)	(0.40)	(0.58)	$9.85	6.20%	0.83%	1.83%	62%	$673,365
2018	$10.05	0.21	0.17	0.38	(0.20)	(0.38)	(0.58)	$9.85	3.65%	0.83%	2.09%	53%	$621,874
2017	$8.58	0.18	1.48	1.66	(0.19)	—	(0.19)	$10.05	19.44%	0.83%	1.96%	68%	$658,031
2016	$9.07	0.12	(0.49)	(0.37)	(0.12)	—	(0.12)	$8.58	(4.06)%	0.84%	1.41%	56%	$642,746
I Class
2020(3)	$8.24	0.12	1.58	1.70	(0.10)	—	(0.10)	$9.84	20.69%	0.63%(4)	2.38%(4)	40%	$37,866
2020	$9.86	0.20	(1.53)	(1.33)	(0.20)	(0.09)	(0.29)	$8.24	(14.13)%	0.64%	1.92%	72%	$20,080
2019	$9.86	0.20	0.40	0.60	(0.20)	(0.40)	(0.60)	$9.86	6.41%	0.63%	2.03%	62%	$18,196
2018	$10.06	0.22	0.18	0.40	(0.22)	(0.38)	(0.60)	$9.86	3.85%	0.63%	2.29%	53%	$20,213
2017	$8.58	0.19	1.49	1.68	(0.20)	—	(0.20)	$10.06	19.80%	0.63%	2.16%	68%	$41,746
2016	$9.08	0.14	(0.50)	(0.36)	(0.14)	—	(0.14)	$8.58	(3.97)%	0.64%	1.61%	56%	$48,495

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$8.23	0.09	1.58	1.67	(0.08)	—	(0.08)	$9.82	20.30%	1.08%(4)	1.93%(4)	40%	$29,361
2020	$9.85	0.15	(1.53)	(1.38)	(0.15)	(0.09)	(0.24)	$8.23	(14.52)%	1.09%	1.47%	72%	$26,342
2019	$9.85	0.16	0.40	0.56	(0.16)	(0.40)	(0.56)	$9.85	5.94%	1.08%	1.58%	62%	$34,603
2018	$10.05	0.18	0.17	0.35	(0.17)	(0.38)	(0.55)	$9.85	3.39%	1.08%	1.84%	53%	$40,192
2017	$8.57	0.16	1.48	1.64	(0.16)	—	(0.16)	$10.05	19.28%	1.08%	1.71%	68%	$56,222
2016	$9.07	0.10	(0.50)	(0.40)	(0.10)	—	(0.10)	$8.57	(4.41)%	1.09%	1.16%	56%	$61,663
C Class
2020(3)	$8.23	0.05	1.58	1.63	(0.04)	—	(0.04)	$9.82	19.82%	1.83%(4)	1.18%(4)	40%	$2,078
2020	$9.85	0.07	(1.52)	(1.45)	(0.08)	(0.09)	(0.17)	$8.23	(15.14)%	1.84%	0.72%	72%	$2,324
2019	$9.85	0.08	0.40	0.48	(0.08)	(0.40)	(0.48)	$9.85	5.15%	1.83%	0.83%	62%	$3,363
2018	$10.05	0.11	0.17	0.28	(0.10)	(0.38)	(0.48)	$9.85	2.63%	1.83%	1.09%	53%	$6,050
2017	$8.57	0.09	1.48	1.57	(0.09)	—	(0.09)	$10.05	18.36%	1.83%	0.96%	68%	$8,948
2016	$9.06	0.03	(0.49)	(0.46)	(0.03)	—	(0.03)	$8.57	(5.03)%	1.84%	0.41%	56%	$9,116
R Class
2020(3)	$8.24	0.08	1.58	1.66	(0.07)	—	(0.07)	$9.83	20.12%	1.33%(4)	1.68%(4)	40%	$3,272
2020	$9.86	0.13	(1.53)	(1.40)	(0.13)	(0.09)	(0.22)	$8.24	(14.71)%	1.34%	1.22%	72%	$2,762
2019	$9.86	0.13	0.40	0.53	(0.13)	(0.40)	(0.53)	$9.86	5.67%	1.33%	1.33%	62%	$3,389
2018	$10.06	0.16	0.17	0.33	(0.15)	(0.38)	(0.53)	$9.86	3.13%	1.33%	1.59%	53%	$4,291
2017	$8.58	0.14	1.48	1.62	(0.14)	—	(0.14)	$10.06	18.95%	1.33%	1.46%	68%	$5,806
2016	$9.07	0.08	(0.49)	(0.41)	(0.08)	—	(0.08)	$8.58	(4.55)%	1.34%	0.91%	56%	$4,820

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$8.24	0.11	1.59	1.70	(0.10)	—	(0.10)	$9.84	20.69%	0.63%(4)	2.38%(4)	40%	$6
2020	$9.86	0.20	(1.53)	(1.33)	(0.20)	(0.09)	(0.29)	$8.24	(14.13)%	0.64%	1.92%	72%	$5
2019	$9.86	0.20	0.40	0.60	(0.20)	(0.40)	(0.60)	$9.86	6.40%	0.63%	2.03%	62%	$6
2018(5)	$10.04	0.23	0.19	0.42	(0.22)	(0.38)	(0.60)	$9.86	4.05%	0.63%(4)	2.28%(4)	53%(6)	$5
R6 Class
2020(3)	$8.24	0.12	1.58	1.70	(0.11)	—	(0.11)	$9.83	20.66%	0.48%(4)	2.53%(4)	40%	$116,629
2020	$9.86	0.21	(1.52)	(1.31)	(0.22)	(0.09)	(0.31)	$8.24	(14.01)%	0.49%	2.07%	72%	$119,911
2019	$9.86	0.22	0.40	0.62	(0.22)	(0.40)	(0.62)	$9.86	6.57%	0.48%	2.18%	62%	$152,534
2018	$10.06	0.25	0.16	0.41	(0.23)	(0.38)	(0.61)	$9.86	4.01%	0.48%	2.44%	53%	$121,935
2017	$8.58	0.22	1.48	1.70	(0.22)	—	(0.22)	$10.06	19.98%	0.48%	2.31%	68%	$132,608
2016	$9.08	0.16	(0.51)	(0.35)	(0.15)	—	(0.15)	$8.58	(3.83)%	0.49%	1.76%	56%	$103,643

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
23

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio
24

valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe and
25

was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Notes

29

Notes

30

Notes
31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90803 2011

Semiannual Report

September 30, 2020

Mid Cap Value Fund
Investor Class (ACMVX)
I Class (AVUAX)
Y Class (AMVYX)
A Class (ACLAX)
C Class (ACCLX)
R Class (AMVRX)
R5 Class (AMVGX)
R6 Class (AMDVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Top Ten Holdings	% of net assets
Zimmer Biomet Holdings, Inc.	3.0%
Northern Trust Corp.	2.9%
Chubb Ltd.	2.3%
Emerson Electric Co.	2.3%
iShares Russell Mid-Cap Value ETF	2.2%
Hubbell, Inc.	1.9%
Johnson Controls International plc	1.8%
Universal Health Services, Inc., Class B	1.8%
Republic Services, Inc.	1.7%
Pinnacle West Capital Corp.	1.7%

Top Five Industries	% of net assets
Health Care Providers and Services	7.2%
Capital Markets	7.2%
Health Care Equipment and Supplies	6.0%
Electrical Equipment	5.8%
Food Products	5.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	86.3%
Foreign Common Stocks*	9.4%
Exchange-Traded Funds	2.2%
Total Equity Exposure	97.9%
Temporary Cash Investments	1.7%
Temporary Cash Investments - Securities Lending Collateral	0.1%
Other Assets and Liabilities	0.3%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,201.70	$5.35	0.97%
I Class	$1,000	$1,202.80	$4.25	0.77%
Y Class	$1,000	$1,203.60	$3.42	0.62%
A Class	$1,000	$1,200.60	$6.73	1.22%
C Class	$1,000	$1,196.60	$10.85	1.97%
R Class	$1,000	$1,198.80	$8.10	1.47%
R5 Class	$1,000	$1,203.60	$4.25	0.77%
R6 Class	$1,000	$1,203.80	$3.43	0.62%
Hypothetical
Investor Class	$1,000	$1,020.21	$4.91	0.97%
I Class	$1,000	$1,021.21	$3.90	0.77%
Y Class	$1,000	$1,021.96	$3.14	0.62%
A Class	$1,000	$1,018.95	$6.17	1.22%
C Class	$1,000	$1,015.19	$9.95	1.97%
R Class	$1,000	$1,017.70	$7.44	1.47%
R5 Class	$1,000	$1,021.21	$3.90	0.77%
R6 Class	$1,000	$1,021.96	$3.14	0.62%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.7%
Aerospace and Defense — 2.8%
BAE Systems plc	10,919,629	$67,543,358
General Dynamics Corp.	511,540	70,812,482
Textron, Inc.	1,708,961	61,676,403
		200,032,243
Airlines — 1.4%
Southwest Airlines Co.	2,765,920	103,722,000
Auto Components — 1.5%
Aptiv plc	642,545	58,908,526
BorgWarner, Inc.	1,268,450	49,139,753
		108,048,279
Automobiles — 0.9%
Honda Motor Co. Ltd., ADR(1)	2,783,265	65,963,381
Banks — 2.8%
Commerce Bancshares, Inc.	1,457,852	82,062,489
Truist Financial Corp.	1,772,473	67,442,598
Westamerica BanCorp	969,567	52,695,966
		202,201,053
Building Products — 1.8%
Johnson Controls International plc	3,216,188	131,381,280
Capital Markets — 7.2%
Ameriprise Financial, Inc.	597,086	92,016,923
Bank of New York Mellon Corp. (The)	1,595,615	54,793,419
Charles Schwab Corp. (The)	1,556,598	56,395,546
Northern Trust Corp.	2,661,300	207,501,561
State Street Corp.	695,737	41,278,076
T. Rowe Price Group, Inc.	469,759	60,232,499
		512,218,024
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	1,306,972	122,005,836
Communications Equipment — 1.4%
F5 Networks, Inc.(2)	821,119	100,808,780
Containers and Packaging — 3.5%
Graphic Packaging Holding Co.	3,330,871	46,931,973
Packaging Corp. of America	879,644	95,925,178
Sonoco Products Co.	2,041,930	104,281,365
		247,138,516
Distributors — 1.4%
Genuine Parts Co.	1,020,675	97,137,640
Electric Utilities — 4.9%
Edison International	1,912,399	97,226,365
Evergy, Inc.	995,158	50,573,930
Eversource Energy	229,168	19,146,986
Pinnacle West Capital Corp.	1,612,140	120,185,037
Xcel Energy, Inc.	866,845	59,820,974
		346,953,292
6

	Shares	Value
Electrical Equipment — 5.8%
Emerson Electric Co.	2,519,557	$165,207,353
Hubbell, Inc.	990,763	135,576,009
nVent Electric plc	6,416,031	113,499,588
		414,282,950
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	966,179	94,434,335
Energy Equipment and Services — 0.2%
Baker Hughes Co.	1,249,650	16,607,849
Equity Real Estate Investment Trusts (REITs) — 3.2%
Healthpeak Properties, Inc.	1,496,374	40,626,554
MGM Growth Properties LLC, Class A	2,084,035	58,311,299
Piedmont Office Realty Trust, Inc., Class A	1,323,805	17,964,034
Welltower, Inc.	684,347	37,700,676
Weyerhaeuser Co.	2,568,467	73,252,679
		227,855,242
Food and Staples Retailing — 2.8%
Koninklijke Ahold Delhaize NV	3,939,151	116,581,629
Sysco Corp.	1,298,457	80,789,994
		197,371,623
Food Products — 5.7%
Conagra Brands, Inc.	3,036,244	108,424,273
J.M. Smucker Co. (The)	955,871	110,422,218
Kellogg Co.	1,148,951	74,210,745
Mondelez International, Inc., Class A	750,232	43,100,828
Orkla ASA	6,751,836	68,329,570
		404,487,634
Gas Utilities — 1.7%
Atmos Energy Corp.	701,406	67,047,400
Spire, Inc.	1,002,051	53,309,113
		120,356,513
Health Care Equipment and Supplies — 6.0%
Becton Dickinson and Co.	231,100	53,772,348
Envista Holdings Corp.(2)	4,529,283	111,782,704
Hologic, Inc.(2)	775,217	51,528,674
Zimmer Biomet Holdings, Inc.	1,574,920	214,409,609
		431,493,335
Health Care Providers and Services — 7.2%
Cardinal Health, Inc.	1,790,468	84,062,473
Henry Schein, Inc.(2)	1,390,284	81,720,893
McKesson Corp.	689,003	102,613,217
Quest Diagnostics, Inc.	1,038,125	118,854,931
Universal Health Services, Inc., Class B	1,167,854	124,983,735
		512,235,249
Health Care Technology — 1.4%
Cerner Corp.	1,392,743	100,681,391
Hotels, Restaurants and Leisure — 1.0%
Sodexo SA	1,031,960	73,488,894
Household Durables — 0.5%
Mohawk Industries, Inc.(2)	374,177	36,515,933
Household Products — 0.4%
Kimberly-Clark Corp.	217,425	32,104,976
7

	Shares	Value
Insurance — 5.2%
Aflac, Inc.	1,879,726	$68,328,040
Arthur J. Gallagher & Co.	568,686	60,041,868
Brown & Brown, Inc.	323,660	14,652,088
Chubb Ltd.	1,435,032	166,635,916
Reinsurance Group of America, Inc.	674,158	64,173,100
		373,831,012
IT Services — 0.4%
Euronet Worldwide, Inc.(2)	305,273	27,810,370
Machinery — 4.2%
Cummins, Inc.	244,744	51,680,143
IMI plc	5,326,495	71,769,047
Lincoln Electric Holdings, Inc.	350,185	32,231,027
Oshkosh Corp.	829,040	60,934,440
PACCAR, Inc.	984,242	83,936,158
		300,550,815
Media — 1.2%
Fox Corp., Class B(2)	2,975,105	83,213,687
Multi-Utilities — 1.8%
Ameren Corp.	519,015	41,043,706
NorthWestern Corp.	1,799,149	87,510,608
		128,554,314
Oil, Gas and Consumable Fuels — 2.1%
Cimarex Energy Co.	705,570	17,166,518
ConocoPhillips	2,293,306	75,312,169
Noble Energy, Inc.	6,353,484	54,322,288
		146,800,975
Paper and Forest Products — 1.3%
Mondi plc	4,345,191	91,446,623
Road and Rail — 1.8%
Heartland Express, Inc.	3,280,553	61,018,286
Norfolk Southern Corp.	309,682	66,268,851
		127,287,137
Semiconductors and Semiconductor Equipment — 2.7%
Applied Materials, Inc.	1,750,028	104,039,164
Maxim Integrated Products, Inc.	846,252	57,215,098
Microchip Technology, Inc.	292,866	30,094,910
		191,349,172
Software — 0.5%
Open Text Corp.	795,652	33,608,340
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	743,912	114,190,492
Technology Hardware, Storage and Peripherals — 1.2%
HP, Inc.	4,387,157	83,312,111
Thrifts and Mortgage Finance — 0.7%
Capitol Federal Financial, Inc.	5,460,122	50,588,030
Trading Companies and Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	1,573,453	99,568,106
Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc., Class B	1,904,479	75,546,980
TOTAL COMMON STOCKS (Cost $6,086,350,323)		6,827,184,412
8

	Shares	Value
EXCHANGE-TRADED FUNDS — 2.2%
iShares Russell Mid-Cap Value ETF (Cost $123,840,459)	1,889,028	$152,709,024
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $51,264,306), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $50,268,585)		50,268,515
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $77,551,724), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $76,031,106)		76,031,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,646	2,646
TOTAL TEMPORARY CASH INVESTMENTS (Cost $126,302,161)		126,302,161
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,744,003)	4,744,003	4,744,003
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $6,341,236,946)		7,110,939,600
OTHER ASSETS AND LIABILITIES — 0.3%		21,040,111
TOTAL NET ASSETS — 100.0%		$7,131,979,711

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	62,313,661	CAD	83,060,995	Morgan Stanley	12/31/20	$(95,789)
USD	2,045,608	CAD	2,735,784	Morgan Stanley	12/31/20	(9,975)
USD	162,974,517	EUR	138,843,514	Credit Suisse AG	12/31/20	(160,758)
USD	189,412,244	GBP	148,720,758	JPMorgan Chase Bank N.A.	12/31/20	(2,616,555)
USD	4,958,670	GBP	3,855,725	JPMorgan Chase Bank N.A.	12/31/20	(19,856)
USD	40,374,121	JPY	4,235,749,973	Bank of America N.A.	12/30/20	157,353
USD	55,304,616	NOK	516,859,798	Goldman Sachs & Co.	12/30/20	(124,488)
USD	2,094,947	NOK	19,857,150	Goldman Sachs & Co.	12/30/20	(34,574)
						$(2,904,642)

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,837,282. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $21,100,731, which includes securities collateral of $16,356,728.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,336,492,943) — including $19,909,564 of securities on loan	$7,106,195,597
Investment made with cash collateral received for securities on loan, at value (cost of $4,744,003)	4,744,003
Total investment securities, at value (cost of $6,341,236,946)	7,110,939,600
Foreign currency holdings, at value (cost of $28,229)	28,053
Receivable for investments sold	39,637,707
Receivable for capital shares sold	5,486,543
Unrealized appreciation on forward foreign currency exchange contracts	157,353
Dividends and interest receivable	14,887,222
Securities lending receivable	9,321
7,171,145,799

Liabilities
Payable for collateral received for securities on loan	4,744,003
Payable for investments purchased	20,741,529
Payable for capital shares redeemed	5,827,759
Unrealized depreciation on forward foreign currency exchange contracts	3,061,995
Accrued management fees	4,657,488
Distribution and service fees payable	133,314
39,166,088

Net Assets	$7,131,979,711

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,792,634,979
Distributable earnings	339,344,732
$7,131,979,711

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,003,482,050	136,282,578	$14.70
I Class, $0.01 Par Value	$1,874,967,480	127,430,185	$14.71
Y Class, $0.01 Par Value	$126,310,985	8,580,752	$14.72
A Class, $0.01 Par Value	$259,534,350	17,691,252	$14.67*
C Class, $0.01 Par Value	$54,469,486	3,757,675	$14.50
R Class, $0.01 Par Value	$80,466,855	5,502,205	$14.62
R5 Class, $0.01 Par Value	$42,170,641	2,865,306	$14.72
R6 Class, $0.01 Par Value	$2,690,577,864	182,890,755	$14.71
*Maximum offering price $15.56 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $131,874 from affiliates and net of foreign taxes withheld of $1,334,688)	$92,344,242
Securities lending, net	713,049
Interest	35,684
93,092,975

Expenses:
Management fees	27,805,920
Distribution and service fees:
A Class	316,716
C Class	303,570
R Class	192,757
Directors' fees and expenses	122,140
Other expenses	1,321
28,742,424

Net investment income (loss)	64,350,551

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(271,624) from affiliates) (Note 4)	(293,294,023)
Forward foreign currency exchange contract transactions	(43,491,562)
Foreign currency translation transactions	(317,089)
(337,102,674)

Change in net unrealized appreciation (depreciation) on:
Investments (including $2,153,537 from affiliates)	1,512,506,387
Forward foreign currency exchange contracts	14,815,573
Translation of assets and liabilities in foreign currencies	19,554
1,527,341,514

Net realized and unrealized gain (loss)	1,190,238,840

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,254,589,391

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$64,350,551	$135,537,530
Net realized gain (loss)	(337,102,674)	52,589,458
Change in net unrealized appreciation (depreciation)	1,527,341,514	(1,505,753,058)
Net increase (decrease) in net assets resulting from operations	1,254,589,391	(1,317,626,070)

Distributions to Shareholders
From earnings:
Investor Class	(20,205,753)	(37,683,895)
I Class	(19,834,383)	(38,542,329)
Y Class	(1,391,735)	(1,169,265)
A Class	(2,138,425)	(3,920,068)
C Class	(253,882)	(423,132)
R Class	(552,353)	(911,293)
R5 Class	(602,497)	(1,175,543)
R6 Class	(29,819,911)	(42,327,290)
Decrease in net assets from distributions	(74,798,939)	(126,152,815)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(372,953,802)	156,328,013

Net increase (decrease) in net assets	806,836,650	(1,287,450,872)

Net Assets
Beginning of period	6,325,143,061	7,612,593,933
End of period	$7,131,979,711	$6,325,143,061

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,744,003	—	—	—	$4,744,003
Gross amount of recognized liabilities for securities lending transactions					$4,744,003

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From April 1, 2020 through July
16

31, 2020, the annual management fee was 0.97% for the Investor Class, A Class, C Class and R Class, 0.77% for the I Class and R5 Class and 0.62% for the Y Class and R6 Class. Effective August 1, 2020, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT Mid Cap Value Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.95% to 0.97%	0.97%
I Class	0.75% to 0.77%	0.77%
Y Class	0.60% to 0.62%	0.62%
A Class	0.95% to 0.97%	0.97%
C Class	0.95% to 0.97%	0.97%
R Class	0.95% to 0.97%	0.97%
R5 Class	0.75% to 0.77%	0.77%
R6 Class	0.60% to 0.62%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,824,015 and $3,863,063, respectively. The effect of interfund transactions on the Statement of Operations was $353,243 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2020 were $2,371,484,245 and $2,768,341,991, respectively.
For the period ended September 30, 2020, the fund incurred net realized gains of $843,953 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,500,000,000		1,500,000,000
Sold	8,079,559	$113,416,764	20,088,394	$311,201,364
Issued in reinvestment of distributions	1,359,756	19,777,736	2,317,924	36,976,343
Redeemed	(25,840,065)	(370,751,546)	(100,996,222)	(1,577,566,569)
	(16,400,750)	(237,557,046)	(78,589,904)	(1,229,388,862)
I Class/Shares Authorized	1,100,000,000		1,100,000,000
Sold	15,739,860	223,447,114	94,376,421	1,450,628,400
Issued in reinvestment of distributions	1,294,126	18,835,643	2,293,117	36,571,490
Redeemed	(40,624,385)	(556,156,976)	(46,632,054)	(725,767,160)
	(23,590,399)	(313,874,219)	50,037,484	761,432,730
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	1,386,734	19,301,804	7,040,258	109,174,391
Issued in reinvestment of distributions	94,699	1,378,751	72,447	1,152,523
Redeemed	(789,175)	(11,279,976)	(280,091)	(4,247,714)
	692,258	9,400,579	6,832,614	106,079,200
A Class/Shares Authorized	180,000,000		180,000,000
Sold	2,922,592	41,630,070	4,084,537	63,101,608
Issued in reinvestment of distributions	121,106	1,757,860	218,963	3,488,204
Redeemed	(3,312,609)	(46,898,915)	(9,987,643)	(157,210,586)
	(268,911)	(3,510,985)	(5,684,143)	(90,620,774)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	33,020	465,095	100,022	1,500,175
Issued in reinvestment of distributions	16,842	241,616	24,922	395,739
Redeemed	(1,122,645)	(15,921,884)	(1,628,718)	(24,798,234)
	(1,072,783)	(15,215,173)	(1,503,774)	(22,902,320)
R Class/Shares Authorized	60,000,000		60,000,000
Sold	735,305	10,572,186	1,141,041	17,475,694
Issued in reinvestment of distributions	38,097	551,236	56,966	906,380
Redeemed	(797,601)	(11,270,099)	(2,069,212)	(32,195,094)
	(24,199)	(146,677)	(871,205)	(13,813,020)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	768,608	10,657,026	1,635,426	26,015,321
Issued in reinvestment of distributions	41,366	602,497	73,681	1,175,543
Redeemed	(2,779,171)	(41,965,333)	(722,530)	(11,084,354)
	(1,969,197)	(30,705,810)	986,577	16,106,510
R6 Class/Shares Authorized	1,100,000,000		1,100,000,000
Sold	35,280,176	501,927,530	71,545,043	1,127,211,933
Issued in reinvestment of distributions	1,996,032	29,041,196	2,640,445	42,128,044
Redeemed	(21,741,511)	(312,313,197)	(34,320,704)	(539,905,428)
	15,534,697	218,655,529	39,864,784	629,434,549
Net increase (decrease)	(27,099,284)	$(372,953,802)	11,072,433	$156,328,013
18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$132,488,885	$67,543,358	—
Food and Staples Retailing	80,789,994	116,581,629	—
Food Products	336,158,064	68,329,570	—
Hotels, Restaurants and Leisure	—	73,488,894	—
Machinery	228,781,768	71,769,047	—
Paper and Forest Products	—	91,446,623	—
Wireless Telecommunication Services	—	75,546,980	—
Other Industries	5,484,259,600	—	—
Exchange-Traded Funds	152,709,024	—	—
Temporary Cash Investments	2,646	126,299,515	—
Temporary Cash Investments - Securities Lending Collateral	4,744,003	—	—
	$6,419,933,984	$691,005,616	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$157,353	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,061,995	—

19

7. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2020 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$73,716	$4,917	$19,769	$2,154	(1)	(1)	$(272)	$132

(1)Company was not an affiliate at September 30, 2020.

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $711,252,290.
The value of foreign currency risk derivative instruments as of September 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $157,353 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $3,061,995 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(43,491,562) in net realized gain (loss) on forward foreign currency exchange contract transactions and $14,815,573 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

20

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,546,061,887
Gross tax appreciation of investments	$905,953,709
Gross tax depreciation of investments	(341,075,996)
Net tax appreciation (depreciation) of investments	$564,877,713

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$12.35	0.12	2.37	2.49	(0.14)	—	(0.14)	$14.70	20.17%	0.97%(4)	0.97%(4)	1.65%(4)	1.65%(4)	34%	$2,003,482
2020	$15.19	0.24	(2.85)	(2.61)	(0.23)	—	(0.23)	$12.35	(17.52)%	0.98%	0.99%	1.56%	1.55%	55%	$1,885,286
2019	$17.09	0.23	(0.21)	0.02	(0.21)	(1.71)	(1.92)	$15.19	0.81%	0.96%	1.00%	1.38%	1.34%	53%	$3,514,131
2018	$17.76	0.28	0.71	0.99	(0.27)	(1.39)	(1.66)	$17.09	5.51%	0.96%	1.00%	1.57%	1.53%	47%	$4,223,276
2017	$15.32	0.22	2.93	3.15	(0.23)	(0.48)	(0.71)	$17.76	20.71%	0.98%	1.00%	1.32%	1.30%	49%	$4,706,704
2016	$16.70	0.19	0.06	0.25	(0.19)	(1.44)	(1.63)	$15.32	1.94%	1.00%	1.01%	1.19%	1.18%	66%	$3,554,131
I Class
2020(3)	$12.36	0.13	2.37	2.50	(0.15)	—	(0.15)	$14.71	20.28%	0.77%(4)	0.77%(4)	1.85%(4)	1.85%(4)	34%	$1,874,967
2020	$15.21	0.28	(2.87)	(2.59)	(0.26)	—	(0.26)	$12.36	(17.40)%	0.78%	0.79%	1.76%	1.75%	55%	$1,866,460
2019	$17.10	0.26	(0.20)	0.06	(0.24)	(1.71)	(1.95)	$15.21	1.07%	0.76%	0.80%	1.58%	1.54%	53%	$1,535,449
2018	$17.77	0.32	0.71	1.03	(0.31)	(1.39)	(1.70)	$17.10	5.72%	0.76%	0.80%	1.77%	1.73%	47%	$1,793,037
2017	$15.33	0.26	2.93	3.19	(0.27)	(0.48)	(0.75)	$17.77	20.95%	0.78%	0.80%	1.52%	1.50%	49%	$1,628,060
2016	$16.71	0.22	0.06	0.28	(0.22)	(1.44)	(1.66)	$15.33	2.14%	0.80%	0.81%	1.39%	1.38%	66%	$1,153,899

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$12.36	0.14	2.39	2.53	(0.17)	—	(0.17)	$14.72	20.36%	0.62%(4)	0.62%(4)	2.00%(4)	2.00%(4)	34%	$126,311
2020	$15.21	0.32	(2.89)	(2.57)	(0.28)	—	(0.28)	$12.36	(17.22)%	0.63%	0.64%	1.91%	1.90%	55%	$97,541
2019	$17.11	0.31	(0.24)	0.07	(0.26)	(1.71)	(1.97)	$15.21	1.16%	0.61%	0.65%	1.73%	1.69%	53%	$16,061
2018(5)	$17.76	0.32	0.75	1.07	(0.33)	(1.39)	(1.72)	$17.11	5.97%	0.61%(4)	0.65%(4)	1.89%(4)	1.85%(4)	47%(6)	$572
A Class
2020(3)	$12.32	0.10	2.37	2.47	(0.12)	—	(0.12)	$14.67	20.06%	1.22%(4)	1.22%(4)	1.40%(4)	1.40%(4)	34%	$259,534
2020	$15.16	0.20	(2.85)	(2.65)	(0.19)	—	(0.19)	$12.32	(17.76)%	1.23%	1.24%	1.31%	1.30%	55%	$221,284
2019	$17.06	0.18	(0.20)	(0.02)	(0.17)	(1.71)	(1.88)	$15.16	0.57%	1.21%	1.25%	1.13%	1.09%	53%	$358,500
2018	$17.73	0.22	0.73	0.95	(0.23)	(1.39)	(1.62)	$17.06	5.26%	1.21%	1.25%	1.32%	1.28%	47%	$540,108
2017	$15.30	0.18	2.92	3.10	(0.19)	(0.48)	(0.67)	$17.73	20.37%	1.23%	1.25%	1.07%	1.05%	49%	$989,014
2016	$16.68	0.15	0.06	0.21	(0.15)	(1.44)	(1.59)	$15.30	1.69%	1.25%	1.26%	0.94%	0.93%	66%	$1,360,886
C Class
2020(3)	$12.17	0.04	2.35	2.39	(0.06)	—	(0.06)	$14.50	19.66%	1.97%(4)	1.97%(4)	0.65%(4)	0.65%(4)	34%	$54,469
2020	$14.98	0.08	(2.81)	(2.73)	(0.08)	—	(0.08)	$12.17	(18.37)%	1.98%	1.99%	0.56%	0.55%	55%	$58,796
2019	$16.89	0.06	(0.21)	(0.15)	(0.05)	(1.71)	(1.76)	$14.98	(0.23)%	1.96%	2.00%	0.38%	0.34%	53%	$94,910
2018	$17.58	0.10	0.71	0.81	(0.11)	(1.39)	(1.50)	$16.89	4.48%	1.96%	2.00%	0.57%	0.53%	47%	$135,133
2017	$15.17	0.06	2.90	2.96	(0.07)	(0.48)	(0.55)	$17.58	19.56%	1.98%	2.00%	0.32%	0.30%	49%	$160,893
2016	$16.57	0.03	0.06	0.09	(0.05)	(1.44)	(1.49)	$15.17	0.90%	2.00%	2.01%	0.19%	0.18%	66%	$102,906

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$12.28	0.08	2.36	2.44	(0.10)	—	(0.10)	$14.62	19.88%	1.47%(4)	1.47%(4)	1.15%(4)	1.15%(4)	34%	$80,467
2020	$15.12	0.17	(2.86)	(2.69)	(0.15)	—	(0.15)	$12.28	(18.00)%	1.48%	1.49%	1.06%	1.05%	55%	$67,874
2019	$17.02	0.14	(0.20)	(0.06)	(0.13)	(1.71)	(1.84)	$15.12	0.33%	1.46%	1.50%	0.88%	0.84%	53%	$96,701
2018	$17.69	0.19	0.71	0.90	(0.18)	(1.39)	(1.57)	$17.02	5.02%	1.46%	1.50%	1.07%	1.03%	47%	$120,024
2017	$15.26	0.14	2.92	3.06	(0.15)	(0.48)	(0.63)	$17.69	20.12%	1.48%	1.50%	0.82%	0.80%	49%	$151,705
2016	$16.64	0.11	0.06	0.17	(0.11)	(1.44)	(1.55)	$15.26	1.43%	1.50%	1.51%	0.69%	0.68%	66%	$127,581
R5 Class
2020(3)	$12.36	0.13	2.38	2.51	(0.15)	—	(0.15)	$14.72	20.36%	0.77%(4)	0.77%(4)	1.85%(4)	1.85%(4)	34%	$42,171
2020	$15.21	0.28	(2.87)	(2.59)	(0.26)	—	(0.26)	$12.36	(17.40)%	0.78%	0.79%	1.76%	1.75%	55%	$59,766
2019	$17.11	0.28	(0.23)	0.05	(0.24)	(1.71)	(1.95)	$15.21	1.01%	0.76%	0.80%	1.58%	1.54%	53%	$58,526
2018(5)	$17.76	0.29	0.76	1.05	(0.31)	(1.39)	(1.70)	$17.11	5.83%	0.76%(4)	0.80%(4)	1.70%(4)	1.66%(4)	47%(6)	$313
R6 Class
2020(3)	$12.36	0.14	2.38	2.52	(0.17)	—	(0.17)	$14.71	20.38%	0.62%(4)	0.62%(4)	2.00%(4)	2.00%(4)	34%	$2,690,578
2020	$15.20	0.31	(2.87)	(2.56)	(0.28)	—	(0.28)	$12.36	(17.23)%	0.63%	0.64%	1.91%	1.90%	55%	$2,068,136
2019	$17.10	0.29	(0.22)	0.07	(0.26)	(1.71)	(1.97)	$15.20	1.16%	0.61%	0.65%	1.73%	1.69%	53%	$1,938,315
2018	$17.77	0.34	0.72	1.06	(0.34)	(1.39)	(1.73)	$17.10	5.88%	0.61%	0.65%	1.92%	1.88%	47%	$1,578,125
2017	$15.33	0.29	2.92	3.21	(0.29)	(0.48)	(0.77)	$17.77	21.13%	0.63%	0.65%	1.67%	1.65%	49%	$1,302,074
2016	$16.71	0.25	0.05	0.30	(0.24)	(1.44)	(1.68)	$15.33	2.29%	0.65%	0.66%	1.54%	1.53%	66%	$544,182

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
26

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board
27

found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a breakpoint to the fund’s annual unified management fee calculation of 0.95% on strategy assets
28

over $12.5 billion beginning August 1, 2020. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90805 2011

Semiannual Report

September 30, 2020

NT Large Company Value Fund
G Class (ACLLX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2020
Top Ten Holdings	% of net assets
Johnson & Johnson	4.9%
Berkshire Hathaway, Inc., Class B	4.5%
Medtronic plc	4.3%
Verizon Communications, Inc.	3.4%
Emerson Electric Co.	3.3%
Bank of New York Mellon Corp. (The)	2.9%
Unilever NV, (New York)	2.7%
Cisco Systems, Inc.	2.7%
iShares Russell 1000 Value ETF	2.7%
Chubb Ltd.	2.4%

Top Five Industries	% of net assets
Pharmaceuticals	9.1%
Health Care Equipment and Supplies	7.6%
Electric Utilities	5.9%
Capital Markets	5.9%
Banks	4.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	84.8%
Foreign Common Stocks*	9.8%
Exchange-Traded Funds	2.7%
Total Equity Exposure	97.3%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	0.1%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)(2)
Actual
G Class	$1,000	$1,208.30	$0.00	0.00%
Hypothetical
G Class	$1,000	$1,025.07	$0.00	0.00%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
3

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.6%
Aerospace and Defense — 1.7%
General Dynamics Corp.	124,900	$17,289,907
Raytheon Technologies Corp.	422,700	24,322,158
		41,612,065
Automobiles — 1.0%
Honda Motor Co. Ltd., ADR	1,005,900	23,839,830
Banks — 4.9%
JPMorgan Chase & Co.	486,300	46,816,101
PNC Financial Services Group, Inc. (The)	213,500	23,465,785
Truist Financial Corp.	674,900	25,679,945
U.S. Bancorp	615,600	22,069,260
		118,031,091
Beverages — 1.8%
PepsiCo, Inc.	311,000	43,104,600
Building Products — 1.7%
Johnson Controls International plc	1,013,490	41,401,067
Capital Markets — 5.9%
Ameriprise Financial, Inc.	185,500	28,587,405
Bank of New York Mellon Corp. (The)	2,005,600	68,872,304
Charles Schwab Corp. (The)	574,500	20,814,135
Northern Trust Corp.	290,500	22,650,285
		140,924,129
Commercial Services and Supplies — 0.9%
Republic Services, Inc.	236,600	22,086,610
Communications Equipment — 3.8%
Cisco Systems, Inc.	1,661,700	65,454,363
F5 Networks, Inc.(1)	201,400	24,725,878
		90,180,241
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	118,300	27,843,088
Diversified Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(1)	506,900	107,939,286
Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	1,381,600	82,191,384
Electric Utilities — 5.9%
Duke Energy Corp.	348,300	30,845,448
Eversource Energy	345,500	28,866,525
Pinnacle West Capital Corp.	610,300	45,497,865
Xcel Energy, Inc.	539,100	37,203,291
		142,413,129
Electrical Equipment — 3.5%
Emerson Electric Co.	1,215,900	79,726,563
Siemens Energy AG(1)	156,500	4,220,233
		83,946,796
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	223,600	21,854,664
4

	Shares	Value
Entertainment — 1.9%
Walt Disney Co. (The)	363,000	$45,041,040
Equity Real Estate Investment Trusts (REITs) — 0.9%
Weyerhaeuser Co.	712,720	20,326,774
Food and Staples Retailing — 2.4%
Koninklijke Ahold Delhaize NV	601,200	17,792,889
Walmart, Inc.	284,800	39,846,368
		57,639,257
Food Products — 1.9%
Mondelez International, Inc., Class A	796,800	45,776,160
Health Care Equipment and Supplies — 7.6%
Becton Dickinson and Co.	100,400	23,361,072
Hologic, Inc.(1)	290,200	19,289,594
Medtronic plc	1,002,100	104,138,232
Zimmer Biomet Holdings, Inc.	258,600	35,205,804
		181,994,702
Health Care Providers and Services — 2.8%
McKesson Corp.	157,800	23,501,154
Quest Diagnostics, Inc.	155,800	17,837,542
Universal Health Services, Inc., Class B	233,900	25,031,978
		66,370,674
Health Care Technology — 1.6%
Cerner Corp.	525,100	37,959,479
Household Durables — 0.5%
PulteGroup, Inc.	255,500	11,827,095
Household Products — 4.0%
Colgate-Palmolive Co.	463,400	35,751,310
Kimberly-Clark Corp.	214,800	31,717,368
Procter & Gamble Co. (The)	208,300	28,951,617
		96,420,295
Industrial Conglomerates — 1.7%
Siemens AG	315,700	39,918,902
Insurance — 4.1%
Aflac, Inc.	1,157,500	42,075,125
Chubb Ltd.	492,900	57,235,548
		99,310,673
IT Services — 0.9%
Automatic Data Processing, Inc.	156,000	21,760,440
Oil, Gas and Consumable Fuels — 3.7%
Chevron Corp.	562,300	40,485,600
ConocoPhillips	650,900	21,375,556
TOTAL SE, ADR	774,100	26,551,630
		88,412,786
Paper and Forest Products — 0.8%
Mondi plc	945,200	19,892,186
Personal Products — 2.8%
Unilever NV, (New York)	1,090,400	65,860,160
Pharmaceuticals — 9.1%
GlaxoSmithKline plc, ADR	468,700	17,641,868
Johnson & Johnson	785,400	116,930,352
Merck & Co., Inc.	406,300	33,702,585
Pfizer, Inc.	867,200	31,826,240
5

	Shares	Value
Roche Holding AG	51,300	$17,551,126
		217,652,171
Road and Rail — 1.2%
Norfolk Southern Corp.	128,800	27,561,912
Semiconductors and Semiconductor Equipment — 3.9%
Applied Materials, Inc.	299,900	17,829,055
Intel Corp.	687,400	35,593,572
Texas Instruments, Inc.	282,800	40,381,012
		93,803,639
Software — 0.8%
Oracle Corp. (New York)	331,000	19,760,700
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	132,200	20,292,700
TOTAL COMMON STOCKS (Cost $2,049,697,755)		2,264,949,725
EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell 1000 Value ETF (Cost $62,539,431)	547,600	64,687,988
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $25,525,891), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $25,030,094)		25,030,059
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $38,615,206), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $37,858,053)		37,858,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	19,290	19,290
TOTAL TEMPORARY CASH INVESTMENTS (Cost $62,907,349)		62,907,349
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,175,144,535)		2,392,545,062
OTHER ASSETS AND LIABILITIES — 0.1%		3,089,696
TOTAL NET ASSETS — 100.0%		$2,395,634,758

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	991,559	USD	1,086,342	Morgan Stanley	12/31/20	$(6,715)
CHF	360,536	USD	390,511	Morgan Stanley	12/31/20	2,048
USD	16,465,196	CHF	15,048,366	Morgan Stanley	12/31/20	80,256
USD	289,753	CHF	266,050	Morgan Stanley	12/31/20	73
USD	128,804,853	EUR	109,733,220	Credit Suisse AG	12/31/20	(127,053)
GBP	1,242,580	USD	1,582,951	JPMorgan Chase Bank N.A.	12/31/20	21,473
USD	17,120,518	GBP	13,442,512	JPMorgan Chase Bank N.A.	12/31/20	(236,504)
USD	497,364	GBP	389,659	JPMorgan Chase Bank N.A.	12/31/20	(5,765)
USD	3,066,438	GBP	2,410,686	JPMorgan Chase Bank N.A.	12/31/20	(46,248)
USD	3,985,308	GBP	3,101,134	JPMorgan Chase Bank N.A.	12/31/20	(18,888)
USD	7,347,249	GBP	5,713,018	JPMorgan Chase Bank N.A.	12/31/20	(29,421)
USD	815,896	GBP	631,870	JPMorgan Chase Bank N.A.	12/31/20	23
JPY	83,613,472	USD	793,556	Bank of America N.A.	12/30/20	321
USD	20,850,519	JPY	2,187,480,055	Bank of America N.A.	12/30/20	81,262
						$(285,138)
6

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)    Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,175,144,535)	$2,392,545,062
Receivable for investments sold	18,904,603
Receivable for capital shares sold	199,441
Unrealized appreciation on forward foreign currency exchange contracts	185,456
Dividends and interest receivable	8,315,180
2,420,149,742

Liabilities
Payable for investments purchased	23,596,739
Payable for capital shares redeemed	447,651
Unrealized depreciation on forward foreign currency exchange contracts	470,594
24,514,984

Net Assets	$2,395,634,758

G Class Capital Shares, $0.01 Par Value
Shares authorized	1,100,000,000
Shares outstanding	227,119,611

Net Asset Value Per Share	$10.55

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,180,423,358
Distributable earnings	215,211,400
$2,395,634,758

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $282,138)	$26,257,054
Interest	9,523
26,266,577

Expenses:
Management fees	3,965,247
Directors' fees and expenses	25,679
Other expenses	70
3,990,996
Fees waived	(3,965,247)
25,749

Net investment income (loss)	26,240,828

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	12,308,565
Forward foreign currency exchange contract transactions	(6,273,328)
Foreign currency translation transactions	(51,775)
5,983,462

Change in net unrealized appreciation (depreciation) on:
Investments	220,164,793
Forward foreign currency exchange contracts	1,266,782
Translation of assets and liabilities in foreign currencies	15,916
221,447,491

Net realized and unrealized gain (loss)	227,430,953

Net Increase (Decrease) in Net Assets Resulting from Operations	$253,671,781

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$26,240,828	$39,512,449
Net realized gain (loss)	5,983,462	73,458,300
Change in net unrealized appreciation (depreciation)	221,447,491	(270,019,284)
Net increase (decrease) in net assets resulting from operations	253,671,781	(157,048,535)

Distributions to Shareholders
From earnings	(21,874,931)	(81,816,130)

Capital Share Transactions
Proceeds from shares sold	1,035,969,010	154,491,376
Proceeds from reinvestment of distributions	21,874,931	81,816,130
Payments for shares redeemed	(115,583,418)	(400,513,336)
Net increase (decrease) in net assets from capital share transactions	942,260,523	(164,205,830)

Net increase (decrease) in net assets	1,174,057,373	(403,070,495)

Net Assets
Beginning of period	1,221,577,385	1,624,647,880
End of period	$2,395,634,758	$1,221,577,385

Transactions in Shares of the Fund
Sold	98,121,691	15,332,181
Issued in reinvestment of distributions	2,121,682	7,139,722
Redeemed	(11,364,339)	(35,218,837)
Net increase (decrease) in shares of the fund	88,879,034	(12,746,934)

See Notes to Financial Statements.

10

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between
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domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 58% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of Large Company Value Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.35% to 0.55%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended September 30, 2020 was 0.48% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,141,167 and $1,339,544, respectively. The effect of interfund transactions on the Statement of Operations was $(312,911) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2020 were $622,172,307 and $688,252,819, respectively.

On August 5, 2020, the fund received investment securities valued at $967,707,883 from a purchase in kind from other products managed by the fund's investment advisor. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,165,574,389	$99,375,336	—
Exchange-Traded Funds	64,687,988	—	—
Temporary Cash Investments	19,290	62,888,059	—
	$2,230,281,667	$162,263,395	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$185,456	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$470,594	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $149,662,634.
The value of foreign currency risk derivative instruments as of September 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $185,456 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $470,594 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(6,273,328) in net realized gain (loss) on forward foreign currency exchange contract transactions and $1,266,782 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,200,804,064
Gross tax appreciation of investments	$245,423,905
Gross tax depreciation of investments	(53,682,907)
Net tax appreciation (depreciation) of investments	$191,740,998

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Corporate Event

The fund will be renamed to NT Focused Large Cap Value Fund effective December 10, 2020.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$8.84	0.16	1.68	1.84	(0.13)	—	(0.13)	$10.55	20.83%	0.00%(4)(5)	0.48%(4)	3.16%(4)	2.68%(4)	39%	$2,395,635
2020	$10.76	0.28	(1.59)	(1.31)	(0.29)	(0.32)	(0.61)	$8.84	(13.40)%	0.01%	0.49%	2.55%	2.07%	76%	$1,221,577
2019	$11.17	0.30	0.41	0.71	(0.30)	(0.82)	(1.12)	$10.76	7.02%	0.00%(5)	0.48%	2.64%	2.16%	56%	$1,624,648
2018	$11.87	0.32	0.21	0.53	(0.30)	(0.93)	(1.23)	$11.17	4.23%	0.20%	0.53%	2.68%	2.35%	57%	$1,886,327
2017	$10.58	0.25	1.80	2.05	(0.24)	(0.52)	(0.76)	$11.87	19.67%	0.63%	0.63%	2.17%	2.17%	79%	$1,703,216
2016	$12.38	0.18	(0.78)	(0.60)	(0.18)	(1.02)	(1.20)	$10.58	(4.92)%	0.64%	0.64%	1.57%	1.57%	61%	$1,531,294

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
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In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods and below its benchmark for the ten-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board
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found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee
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paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
21

Notes
22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90824 2011

Semiannual Report

September 30, 2020

NT Mid Cap Value Fund
G Class (ACLMX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2020
Top Ten Holdings	% of net assets
Zimmer Biomet Holdings, Inc.	3.0%
Northern Trust Corp.	2.9%
Chubb Ltd.	2.3%
Emerson Electric Co.	2.3%
iShares Russell Mid-Cap Value ETF	2.1%
Hubbell, Inc.	1.9%
Johnson Controls International plc	1.8%
Universal Health Services, Inc., Class B	1.8%
Republic Services, Inc.	1.7%
Pinnacle West Capital Corp.	1.7%

Top Five Industries	% of net assets
Health Care Providers and Services	7.2%
Capital Markets	7.1%
Health Care Equipment and Supplies	6.1%
Electrical Equipment	5.8%
Food Products	5.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	86.0%
Foreign Common Stocks*	9.3%
Exchange-Traded Funds	2.1%
Total Equity Exposure	97.4%
Temporary Cash Investments	2.4%
Other Assets and Liabilities	0.2%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)(2)
Actual
G Class	$1,000	$1,203.60	$0.00	0.00%
Hypothetical
G Class	$1,000	$1,025.07	$0.00	0.00%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.3%
Aerospace and Defense — 2.8%
BAE Systems plc	2,101,667	$12,999,860
General Dynamics Corp.	99,907	13,830,126
Textron, Inc.	333,691	12,042,908
		38,872,894
Airlines — 1.5%
Southwest Airlines Co.	540,200	20,257,500
Auto Components — 1.5%
Aptiv plc	122,837	11,261,696
BorgWarner, Inc.	242,518	9,395,148
		20,656,844
Automobiles — 0.9%
Honda Motor Co. Ltd., ADR	532,083	12,610,367
Banks — 2.8%
Commerce Bancshares, Inc.	280,588	15,794,299
Truist Financial Corp.	341,142	12,980,453
Westamerica BanCorp	189,506	10,299,651
		39,074,403
Building Products — 1.8%
Johnson Controls International plc	628,140	25,659,519
Capital Markets — 7.1%
Ameriprise Financial, Inc.	114,919	17,710,167
Bank of New York Mellon Corp. (The)	304,436	10,454,332
Charles Schwab Corp. (The)	304,244	11,022,760
Northern Trust Corp.	519,767	40,526,233
State Street Corp.	133,906	7,944,643
T. Rowe Price Group, Inc.	91,725	11,760,980
		99,419,115
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	255,259	23,828,428
Communications Equipment — 1.4%
F5 Networks, Inc.(1)	160,369	19,688,502
Containers and Packaging — 3.4%
Graphic Packaging Holding Co.	636,838	8,973,047
Packaging Corp. of America	170,134	18,553,113
Sonoco Products Co.	397,579	20,304,360
		47,830,520
Distributors — 1.4%
Genuine Parts Co.	199,344	18,971,568
Electric Utilities — 4.8%
Edison International	373,502	18,988,842
Evergy, Inc.	194,314	9,875,037
Eversource Energy	43,811	3,660,409
Pinnacle West Capital Corp.	314,860	23,472,813
Xcel Energy, Inc.	167,659	11,570,148
		67,567,249
4

	Shares	Value
Electrical Equipment — 5.8%
Emerson Electric Co.	492,084	$32,265,948
Hubbell, Inc.	193,502	26,478,814
nVent Electric plc	1,253,087	22,167,109
		80,911,871
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	185,957	18,175,437
Energy Equipment and Services — 0.2%
Baker Hughes Co.	243,316	3,233,670
Equity Real Estate Investment Trusts (REITs) — 3.2%
Healthpeak Properties, Inc.	289,417	7,857,672
MGM Growth Properties LLC, Class A	403,191	11,281,284
Piedmont Office Realty Trust, Inc., Class A	259,835	3,525,961
Welltower, Inc.	131,714	7,256,124
Weyerhaeuser Co.	501,636	14,306,659
		44,227,700
Food and Staples Retailing — 2.7%
Koninklijke Ahold Delhaize NV	769,338	22,769,038
Sysco Corp.	249,910	15,549,400
		38,318,438
Food Products — 5.7%
Conagra Brands, Inc.	592,996	21,175,887
J.M. Smucker Co. (The)	186,687	21,566,082
Kellogg Co.	222,221	14,353,254
Mondelez International, Inc., Class A	146,490	8,415,851
Orkla ASA	1,318,672	13,345,154
		78,856,228
Gas Utilities — 1.7%
Atmos Energy Corp.	136,569	13,054,631
Spire, Inc.	188,368	10,021,177
		23,075,808
Health Care Equipment and Supplies — 6.1%
Becton Dickinson and Co.	45,125	10,499,685
Envista Holdings Corp.(1)	884,595	21,831,804
Hologic, Inc.(1)	151,519	10,071,468
Zimmer Biomet Holdings, Inc.	307,591	41,875,439
		84,278,396
Health Care Providers and Services — 7.2%
Cardinal Health, Inc.	349,689	16,417,899
Henry Schein, Inc.(1)	267,584	15,728,588
McKesson Corp.	134,154	19,979,555
Quest Diagnostics, Inc.	202,752	23,213,076
Universal Health Services, Inc., Class B	228,262	24,428,599
		99,767,717
Health Care Technology — 1.4%
Cerner Corp.	272,011	19,663,675
Hotels, Restaurants and Leisure — 1.0%
Sodexo SA	201,548	14,352,823
Household Durables — 0.5%
Mohawk Industries, Inc.(1)	72,370	7,062,588
Household Products — 0.4%
Kimberly-Clark Corp.	41,337	6,103,821
5

	Shares	Value
Insurance — 5.2%
Aflac, Inc.	361,785	$13,150,885
Arthur J. Gallagher & Co.	108,717	11,478,341
Brown & Brown, Inc.	63,502	2,874,736
Chubb Ltd.	280,204	32,537,288
Reinsurance Group of America, Inc.	129,753	12,351,188
		72,392,438
IT Services — 0.4%
Euronet Worldwide, Inc.(1)	58,197	5,301,747
Machinery — 4.2%
Cummins, Inc.	47,789	10,091,125
IMI plc	1,025,174	13,813,166
Lincoln Electric Holdings, Inc.	67,399	6,203,404
Oshkosh Corp.	158,493	11,649,235
PACCAR, Inc.	189,434	16,154,932
		57,911,862
Media — 1.1%
Fox Corp., Class B	572,609	16,015,874
Multi-Utilities — 1.8%
Ameren Corp.	99,208	7,845,368
NorthWestern Corp.	351,384	17,091,318
		24,936,686
Oil, Gas and Consumable Fuels — 2.0%
Cimarex Energy Co.	137,380	3,342,456
ConocoPhillips	441,386	14,495,116
Noble Energy, Inc.	1,210,297	10,348,039
		28,185,611
Paper and Forest Products — 1.3%
Mondi plc	848,640	17,860,035
Road and Rail — 1.8%
Heartland Express, Inc.	631,398	11,744,003
Norfolk Southern Corp.	60,468	12,939,547
		24,683,550
Semiconductors and Semiconductor Equipment — 2.7%
Applied Materials, Inc.	341,790	20,319,416
Maxim Integrated Products, Inc.	163,676	11,066,134
Microchip Technology, Inc.	55,482	5,701,330
		37,086,880
Software — 0.5%
Open Text Corp.	152,110	6,425,126
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	145,290	22,302,015
Technology Hardware, Storage and Peripherals — 1.2%
HP, Inc.	856,837	16,271,335
Thrifts and Mortgage Finance — 0.7%
Capitol Federal Financial, Inc.	1,026,778	9,513,098
Trading Companies and Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	307,304	19,446,197
Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc., Class B	371,956	14,754,771
TOTAL COMMON STOCKS (Cost $1,229,102,346)		1,325,552,306
6

	Shares	Value
EXCHANGE-TRADED FUNDS — 2.1%
iShares Russell Mid-Cap Value ETF (Cost $26,155,191)	368,851	$29,817,915
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $13,544,617), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $13,281,536)		13,281,518
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $20,488,799), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $20,087,028)		20,087,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,235	10,235
TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,378,753)		33,378,753
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,288,636,290)		1,388,748,974
OTHER ASSETS AND LIABILITIES — 0.2%		2,808,799
TOTAL NET ASSETS — 100.0%		$1,391,557,773

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,911,022	CAD	15,876,797	Morgan Stanley	12/31/20	$(18,310)
USD	657,862	CAD	879,821	Morgan Stanley	12/31/20	(3,208)
USD	30,947,835	EUR	26,365,509	Credit Suisse AG	12/31/20	(30,527)
USD	1,463,648	EUR	1,244,461	Credit Suisse AG	12/31/20	1,459
USD	35,916,444	GBP	28,200,504	JPMorgan Chase Bank N.A.	12/31/20	(496,152)
USD	1,714,728	GBP	1,333,325	JPMorgan Chase Bank N.A.	12/31/20	(6,866)
USD	7,718,411	JPY	809,757,803	Bank of America N.A.	12/30/20	30,082
USD	10,572,711	NOK	98,809,275	Goldman Sachs & Co.	12/30/20	(23,799)
USD	400,496	NOK	3,796,137	Goldman Sachs & Co.	12/30/20	(6,610)
USD	370,453	NOK	3,496,256	Goldman Sachs & Co.	12/30/20	(4,493)
						$(558,424)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,288,636,290)	$1,388,748,974
Cash	34,937
Receivable for investments sold	6,420,784
Receivable for capital shares sold	54,810
Unrealized appreciation on forward foreign currency exchange contracts	31,541
Dividends and interest receivable	2,792,229
Securities lending receivable	821
1,398,084,096

Liabilities
Payable for investments purchased	5,708,961
Payable for capital shares redeemed	227,397
Unrealized depreciation on forward foreign currency exchange contracts	589,965
6,526,323

Net Assets	$1,391,557,773

G Class Capital Shares, $0.01 Par Value
Shares authorized	600,000,000
Shares outstanding	124,102,208

Net Asset Value Per Share	$11.21

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,325,053,140
Distributable earnings	66,504,633
$1,391,557,773

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $187,290)	$13,428,664
Securities lending, net	73,984
Interest	5,490
13,508,138

Expenses:
Management fees	2,982,505
Directors' fees and expenses	14,932
Other expenses	140
2,997,577
Fees waived	(2,982,505)
15,072

Net investment income (loss)	13,493,066

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(29,265,633)
Forward foreign currency exchange contract transactions	(3,903,829)
Foreign currency translation transactions	(50,295)
(33,219,757)

Change in net unrealized appreciation (depreciation) on:
Investments	154,474,401
Forward foreign currency exchange contracts	1,408,107
Translation of assets and liabilities in foreign currencies	2,410
155,884,918

Net realized and unrealized gain (loss)	122,665,161

Net Increase (Decrease) in Net Assets Resulting from Operations	$136,158,227

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$13,493,066	$22,477,808
Net realized gain (loss)	(33,219,757)	22,436,326
Change in net unrealized appreciation (depreciation)	155,884,918	(160,234,587)
Net increase (decrease) in net assets resulting from operations	136,158,227	(115,320,453)

Distributions to Shareholders
From earnings	(14,240,736)	(21,546,170)

Capital Share Transactions
Proceeds from shares sold	619,858,339	100,328,415
Proceeds from reinvestment of distributions	14,240,736	21,546,170
Payments for shares redeemed	(63,670,096)	(215,922,753)
Net increase (decrease) in net assets from capital share transactions	570,428,979	(94,048,168)

Net increase (decrease) in net assets	692,346,470	(230,914,791)

Net Assets
Beginning of period	699,211,303	930,126,094
End of period	$1,391,557,773	$699,211,303

Transactions in Shares of the Fund
Sold	54,529,696	9,350,950
Issued in reinvestment of distributions	1,284,330	1,776,012
Redeemed	(5,759,387)	(17,339,936)
Net increase (decrease) in shares of the fund	50,054,639	(6,212,974)

See Notes to Financial Statements.

10

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 57% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. From April 1, 2020 through July 31, 2020, the annual management fee was 0.62%. Effective August 1, 2020, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of Mid Cap Value Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.60% to 0.62%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended September 30, 2020 was 0.62% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $202,462 and $474,047, respectively. The effect of interfund transactions on the Statement of Operations was $67,302 in net realized gain (loss) on investment transactions.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2020 were $333,158,772 and $355,836,609, respectively.

On August 5, 2020, the fund received investment securities valued at $569,469,820 from a purchase in kind from other products managed by the fund's investment advisor. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$25,873,034	$12,999,860	—
Food and Staples Retailing	15,549,400	22,769,038	—
Food Products	65,511,074	13,345,154	—
Hotels, Restaurants and Leisure	—	14,352,823	—
Machinery	44,098,696	13,813,166	—
Paper and Forest Products	—	17,860,035	—
Wireless Telecommunication Services	—	14,754,771	—
Other Industries	1,064,625,255	—	—
Exchange-Traded Funds	29,817,915	—	—
Temporary Cash Investments	10,235	33,368,518	—
	$1,245,485,609	$143,263,365	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$31,541	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$589,965	—

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6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $93,383,426.
The value of foreign currency risk derivative instruments as of September 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $31,541 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $589,965 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(3,903,829) in net realized gain (loss) on forward foreign currency exchange contract transactions and $1,408,107 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,318,688,501
Gross tax appreciation of investments	$112,559,167
Gross tax depreciation of investments	(42,498,694)
Net tax appreciation (depreciation) of investments	$70,060,473

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$9.44	0.15	1.77	1.92	(0.15)	—	(0.15)	$11.21	20.36%	0.00%(4)(5)	0.62%(4)	2.80%(4)	2.18%(4)	36%	$1,391,558
2020	$11.59	0.30	(2.15)	(1.85)	(0.30)	—	(0.30)	$9.44	(16.54)%	0.01%	0.64%	2.53%	1.90%	59%	$699,211
2019	$13.24	0.30	(0.17)	0.13	(0.29)	(1.49)	(1.78)	$11.59	1.87%	0.00%(5)	0.65%	2.32%	1.67%	58%	$930,126
2018	$13.79	0.31	0.55	0.86	(0.30)	(1.11)	(1.41)	$13.24	6.30%	0.24%	0.70%	2.27%	1.81%	51%	$1,021,630
2017	$11.97	0.20	2.30	2.50	(0.22)	(0.46)	(0.68)	$13.79	20.98%	0.78%	0.80%	1.55%	1.53%	60%	$935,804
2016	$12.82	0.17	0.05	0.22	(0.17)	(0.90)	(1.07)	$11.97	2.13%	0.80%	0.81%	1.39%	1.38%	67%	$842,671

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
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controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio
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valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe
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and was within the range of its peer expense group. The Board and the Advisor agreed to a breakpoint to the fund’s annual unified management fee calculation of 0.60% on strategy assets over $12.5 billion beginning August 1, 2020. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
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Notes

22

Notes

23

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90825 2011

Semiannual Report

September 30, 2020

Small Cap Value Fund
Investor Class (ASVIX)
I Class (ACVIX)
Y Class (ASVYX)
A Class (ACSCX)
C Class (ASVNX)
R Class (ASVRX)
R5 Class (ASVGX)
R6 Class (ASVDX)
G Class (ASVHX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Top Ten Holdings	% of net assets
Compass Diversified Holdings	3.0%
Spectrum Brands Holdings, Inc.	2.8%
Teradata Corp.	2.5%
Graphic Packaging Holding Co.	2.5%
Home BancShares, Inc.	2.4%
Axis Capital Holdings Ltd.	2.3%
UMB Financial Corp.	2.0%
Penske Automotive Group, Inc.	2.0%
Minerals Technologies, Inc.	1.9%
Brink's Co. (The)	1.8%

Top Five Industries	% of net assets
Banks	18.5%
Equity Real Estate Investment Trusts (REITs)	8.3%
Commercial Services and Supplies	6.7%
Electronic Equipment, Instruments and Components	6.0%
Machinery	5.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Temporary Cash Investments	1.2%
Temporary Cash Investments - Securities Lending Collateral	—*
Other Assets and Liabilities	0.2%
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,253.40	$7.00	1.24%
I Class	$1,000	$1,256.00	$5.88	1.04%
Y Class	$1,000	$1,256.90	$5.04	0.89%
A Class	$1,000	$1,252.60	$8.41	1.49%
C Class	$1,000	$1,246.90	$12.62	2.24%
R Class	$1,000	$1,249.90	$9.81	1.74%
R5 Class	$1,000	$1,256.00	$5.88	1.04%
R6 Class	$1,000	$1,257.40	$5.04	0.89%
G Class	$1,000	$1,262.00	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,018.85	$6.28	1.24%
I Class	$1,000	$1,019.85	$5.27	1.04%
Y Class	$1,000	$1,020.61	$4.51	0.89%
A Class	$1,000	$1,017.60	$7.54	1.49%
C Class	$1,000	$1,013.84	$11.31	2.24%
R Class	$1,000	$1,016.35	$8.80	1.74%
R5 Class	$1,000	$1,019.85	$5.27	1.04%
R6 Class	$1,000	$1,020.61	$4.51	0.89%
G Class	$1,000	$1,025.07	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Banks — 18.5%
Ameris Bancorp	925,000	$21,071,500
BankUnited, Inc.	1,250,000	27,387,500
CrossFirst Bankshares, Inc.(1)(2)	1,150,845	10,000,843
First Hawaiian, Inc.	615,000	8,899,050
Hilltop Holdings, Inc.	1,375,000	28,297,500
Home BancShares, Inc.	3,326,721	50,433,091
Independent Bank Group, Inc.	860,000	37,994,800
Old National Bancorp	1,035,000	12,999,600
Origin Bancorp, Inc.	840,000	17,942,400
Pacific Premier Bancorp, Inc.	1,305,000	26,282,700
Renasant Corp.	420,000	9,542,400
Signature Bank	375,000	31,121,250
South State Corp.	305,000	14,685,750
Towne Bank	790,000	12,956,000
UMB Financial Corp.	870,000	42,638,700
Valley National Bancorp	5,259,905	36,030,349
		388,283,433
Building Products — 0.1%
CSW Industrials, Inc.	25,000	1,931,250
Capital Markets — 2.2%
Ares Management Corp., Class A	305,000	12,328,100
Donnelley Financial Solutions, Inc.(1)(3)	2,537,568	33,901,908
		46,230,008
Chemicals — 1.9%
Minerals Technologies, Inc.	780,000	39,858,000
Commercial Services and Supplies — 6.7%
Brink's Co. (The)	925,000	38,008,250
CECO Environmental Corp.(1)	1,545,000	11,263,050
Charah Solutions, Inc.(1)(2)(3)	2,296,625	7,050,639
Deluxe Corp.	1,020,000	26,244,600
Healthcare Services Group, Inc.	1,040,000	22,391,200
IBEX Ltd.(1)	104,247	1,603,319
KAR Auction Services, Inc.	445,000	6,408,000
UniFirst Corp.	145,000	27,458,650
		140,427,708
Construction and Engineering — 2.8%
Arcosa, Inc.	325,000	14,329,250
Dycom Industries, Inc.(1)	507,704	26,816,925
NV5 Global, Inc.(1)	355,000	18,733,350
		59,879,525
Construction Materials — 0.8%
Eagle Materials, Inc.	50,000	4,316,000
Tecnoglass, Inc.(3)	2,422,481	12,839,149
		17,155,149
Containers and Packaging — 3.2%
Graphic Packaging Holding Co.	3,695,000	52,062,550
6

	Shares	Value
Pactiv Evergreen, Inc.(1)	1,225,000	$15,557,500
		67,620,050
Diversified Financial Services — 3.0%
Compass Diversified Holdings(3)	3,305,000	62,993,300
Electronic Equipment, Instruments and Components — 6.0%
Avnet, Inc.	1,390,000	35,917,600
Belden, Inc.	660,000	20,539,200
Coherent, Inc.(1)	310,000	34,388,300
II-VI, Inc.(1)	875,000	35,490,000
		126,335,100
Energy Equipment and Services — 1.1%
ChampionX Corp.(1)	2,880,000	23,011,200
NCS Multistage Holdings, Inc.(1)	1,804,701	1,071,992
		24,083,192
Equity Real Estate Investment Trusts (REITs) — 8.3%
Brandywine Realty Trust	2,643,691	27,335,765
CareTrust REIT, Inc.	335,000	5,961,325
Cousins Properties, Inc.	725,000	20,727,750
Four Corners Property Trust, Inc.	815,000	20,855,850
Highwoods Properties, Inc.	245,000	8,224,650
Kite Realty Group Trust	2,390,000	27,676,200
Lexington Realty Trust	1,200,000	12,540,000
National Health Investors, Inc.	165,000	9,944,550
Physicians Realty Trust	925,000	16,566,750
Sabra Health Care REIT, Inc.	397,710	5,482,432
Summit Hotel Properties, Inc.	890,000	4,610,200
Weingarten Realty Investors	810,000	13,737,600
		173,663,072
Health Care Providers and Services — 2.7%
National HealthCare Corp.	129,296	8,056,434
Patterson Cos., Inc.	170,000	4,097,850
Premier, Inc., Class A	1,030,000	33,814,900
Providence Service Corp. (The)(1)	125,000	11,613,750
		57,582,934
Hotels, Restaurants and Leisure — 2.5%
Accel Entertainment, Inc.(1)	1,275,930	13,665,210
BJ's Restaurants, Inc.	325,000	9,568,000
Penn National Gaming, Inc.(1)	140,000	10,178,000
Red Robin Gourmet Burgers, Inc.(1)(3)	1,420,000	18,687,200
		52,098,410
Household Durables — 1.7%
Mohawk Industries, Inc.(1)	195,000	19,030,050
Skyline Champion Corp.(1)	655,000	17,534,350
		36,564,400
Household Products — 2.8%
Spectrum Brands Holdings, Inc.	1,035,000	59,160,600
Insurance — 4.7%
Axis Capital Holdings Ltd.	1,090,000	48,003,600
James River Group Holdings Ltd.	680,000	30,280,400
ProAssurance Corp.	455,000	7,116,200
ProSight Global, Inc.(1)	1,200,000	13,608,000
		99,008,200
7

	Shares	Value
IT Services — 4.0%
Cardtronics plc, Class A(1)	890,000	$17,622,000
Cass Information Systems, Inc.	250,000	10,060,000
Euronet Worldwide, Inc.(1)	100,000	9,110,000
EVERTEC, Inc.	970,000	33,668,700
TTEC Holdings, Inc.	262,950	14,343,923
		84,804,623
Leisure Products — 1.5%
Brunswick Corp.	250,000	14,727,500
Malibu Boats, Inc., Class A(1)	338,581	16,780,074
		31,507,574
Machinery — 5.6%
Albany International Corp., Class A	285,000	14,110,350
Colfax Corp.(1)	505,000	15,836,800
EnPro Industries, Inc.	448,388	25,293,567
Graham Corp.(3)	780,561	9,967,764
Hurco Cos., Inc.	285,000	8,094,000
Luxfer Holdings plc	750,000	9,412,500
Timken Co. (The)	645,000	34,971,900
		117,686,881
Media — 0.7%
Entravision Communications Corp., Class A(3)	7,340,000	11,156,800
Townsquare Media, Inc., Class A	684,609	3,190,278
		14,347,078
Oil, Gas and Consumable Fuels — 1.1%
Earthstone Energy, Inc., Class A(1)	652,483	1,689,931
Enviva Partners LP	555,000	22,344,300
		24,034,231
Personal Products — 1.6%
Edgewell Personal Care Co.(1)	1,200,000	33,456,000
Professional Services — 1.9%
Barrett Business Services, Inc.	285,000	14,945,400
InnerWorkings, Inc.(1)	2,568,815	7,680,757
Korn Ferry	564,187	16,361,423
		38,987,580
Semiconductors and Semiconductor Equipment — 2.2%
Advanced Energy Industries, Inc.(1)	230,000	14,476,200
Kulicke & Soffa Industries, Inc.	1,230,000	27,552,000
MKS Instruments, Inc.	42,550	4,647,737
		46,675,937
Software — 3.3%
CDK Global, Inc.	240,000	10,461,600
Sapiens International Corp. NV	226,689	6,932,149
Teradata Corp.(1)	2,320,000	52,664,000
		70,057,749
Specialty Retail — 4.3%
Boot Barn Holdings, Inc.(1)	575,000	16,180,500
MarineMax, Inc.(1)	605,000	15,530,350
OneWater Marine, Inc., Class A(1)(3)	828,932	16,984,817
Penske Automotive Group, Inc.	864,180	41,186,819
		89,882,486
8

	Shares	Value
Textiles, Apparel and Luxury Goods — 1.0%
Tapestry, Inc.	1,295,000	$20,240,850
Trading Companies and Distributors — 2.4%
DXP Enterprises, Inc.(1)	885,000	14,275,050
Foundation Building Materials, Inc.(1)	1,360,000	21,379,200
GMS, Inc.(1)	640,000	15,424,000
		51,078,250
TOTAL COMMON STOCKS (Cost $2,118,808,422)		2,075,633,570
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $10,291,828), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $10,091,927)		10,091,913
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $15,567,307), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $15,262,021)		15,262,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,608	7,608
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,361,521)		25,361,521
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $167,141)	167,141	167,141
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,144,337,084)		2,101,162,232
OTHER ASSETS AND LIABILITIES — 0.2%		3,865,226
TOTAL NET ASSETS — 100.0%		$2,105,027,458

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $158,247. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $167,141.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $1,966,402,251) — including $16,720 of securities on loan	$1,927,413,514
Investment securities - affiliated, at value (cost of $177,767,692)— including $141,527 of securities on loan	173,581,577
Investment made with cash collateral received for securities on loan, at value (cost of $167,141)	167,141
Total investment securities, at value (cost of $2,144,337,084)	2,101,162,232
Receivable for investments sold	2,208,942
Receivable for capital shares sold	8,069,872
Dividends and interest receivable	2,502,868
Securities lending receivable	5,016
2,113,948,930

Liabilities
Payable for collateral received for securities on loan	167,141
Payable for investments purchased	3,596,628
Payable for capital shares redeemed	3,556,917
Accrued management fees	1,583,955
Distribution and service fees payable	16,831
8,921,472

Net Assets	$2,105,027,458

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,276,218,532
Distributable earnings	(171,191,074)
$2,105,027,458

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$523,645,316	80,647,917	$6.49
I Class, $0.01 Par Value	$718,365,429	109,382,048	$6.57
Y Class, $0.01 Par Value	$26,823,629	4,079,226	$6.58
A Class, $0.01 Par Value	$58,552,950	9,132,913	$6.41*
C Class, $0.01 Par Value	$4,438,606	738,471	$6.01
R Class, $0.01 Par Value	$2,787,084	437,358	$6.37
R5 Class, $0.01 Par Value	$6,054,749	921,486	$6.57
R6 Class, $0.01 Par Value	$466,871,317	71,086,272	$6.57
G Class, $0.01 Par Value	$297,488,378	45,168,284	$6.59
*Maximum offering price $6.80 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $2,747,307 from affiliates and net of foreign taxes withheld of $10,150)	$16,521,919
Securities lending, net	20,134
Interest	10,242
16,552,295

Expenses:
Management fees	9,657,093
Distribution and service fees:
A Class	70,680
C Class	16,732
R Class	6,788
Directors' fees and expenses	31,021
9,782,314
Fees waived - G Class	(997,337)
8,784,977

Net investment income (loss)	7,767,318

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (including $(13,341,500) from affiliates)	(32,108,409)
Change in net unrealized appreciation (depreciation) on investments (including $71,649,589 from affiliates)	403,630,028

Net realized and unrealized gain (loss)	371,521,619

Net Increase (Decrease) in Net Assets Resulting from Operations	$379,288,937

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$7,767,318	$13,315,021
Net realized gain (loss)	(32,108,409)	(11,619,799)
Change in net unrealized appreciation (depreciation)	403,630,028	(440,805,106)
Net increase (decrease) in net assets resulting from operations	379,288,937	(439,109,884)

Distributions to Shareholders
From earnings:
Investor Class	(2,268,858)	(15,619,335)
I Class	(3,636,851)	(11,408,593)
Y Class	(196,339)	(629,409)
A Class	(144,805)	(1,735,034)
C Class	—	(75,193)
R Class	(1,916)	(76,868)
R5 Class	(27,960)	(36,655)
R6 Class	(2,787,501)	(10,640,774)
G Class	(2,864,913)	(4,520,287)
Decrease in net assets from distributions	(11,929,143)	(44,742,148)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	380,731,016	484,798,524

Net increase (decrease) in net assets	748,090,810	946,492

Net Assets
Beginning of period	1,356,936,648	1,355,990,156
End of period	$2,105,027,458	$1,356,936,648
See Notes to Financial Statements.
12

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$167,141	—	—	—	$167,141
Gross amount of recognized liabilities for securities lending transactions					$167,141

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 11% of the shares of the fund.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

15

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.25%	1.24%
I Class	0.80% to 1.05%	1.04%
Y Class	0.65% to 0.90%	0.89%
A Class	1.00% to 1.25%	1.24%
C Class	1.00% to 1.25%	1.24%
R Class	1.00% to 1.25%	1.24%
R5 Class	0.80% to 1.05%	1.04%
R6 Class	0.65% to 0.90%	0.89%
G Class	0.65% to 0.90%	0.00%(1)
(1)Effective annual management fee before waiver was 0.89%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $5,339,270 and there were no interfund sales.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2020 were $955,797,008 and $667,860,213, respectively.

On July 9, 2020, the fund received investment securities valued at $108,764,472 from a purchase in kind from other products managed by the fund's investment advisor. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.
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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	680,000,000		680,000,000
Sold	17,216,642	$104,336,668	24,802,353	$178,829,074
Issued in reinvestment of distributions	349,264	2,232,603	1,941,566	15,339,631
Redeemed	(21,350,423)	(133,016,988)	(26,667,305)	(193,532,060)
	(3,784,517)	(26,447,717)	76,614	636,645
I Class/Shares Authorized	380,000,000		380,000,000
Sold	51,294,845	317,755,609	47,812,059	324,176,300
Issued in reinvestment of distributions	499,259	3,228,144	1,189,766	9,479,116
Redeemed	(19,795,985)	(120,452,933)	(21,024,656)	(151,420,025)
	31,998,119	200,530,820	27,977,169	182,235,391
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	949,925	5,720,969	4,385,038	30,678,538
Issued in reinvestment of distributions	20,837	134,962	47,887	383,589
Redeemed	(1,460,755)	(9,300,428)	(328,638)	(2,346,193)
	(489,993)	(3,444,497)	4,104,287	28,715,934
A Class/Shares Authorized	90,000,000		90,000,000
Sold	1,232,152	7,420,019	1,467,411	10,408,675
Issued in reinvestment of distributions	22,444	141,618	219,701	1,721,197
Redeemed	(1,525,548)	(9,267,170)	(4,174,800)	(30,205,959)
	(270,952)	(1,705,533)	(2,487,688)	(18,076,087)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	275,062	1,620,104	218,176	1,509,618
Issued in reinvestment of distributions	—	—	10,147	75,193
Redeemed	(67,279)	(387,653)	(83,461)	(527,591)
	207,783	1,232,451	144,862	1,057,220
R Class/Shares Authorized	20,000,000		20,000,000
Sold	45,438	274,957	140,015	898,698
Issued in reinvestment of distributions	306	1,916	9,830	76,868
Redeemed	(59,234)	(374,216)	(195,765)	(1,296,089)
	(13,490)	(97,343)	(45,920)	(320,523)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	832,953	5,267,709	714,209	5,601,944
Issued in reinvestment of distributions	4,322	27,960	4,565	36,655
Redeemed	(556,672)	(3,558,500)	(146,743)	(984,692)
	280,603	1,737,169	572,031	4,653,907
R6 Class/Shares Authorized	350,000,000		350,000,000
Sold	24,666,398	153,484,210	21,118,101	155,686,526
Issued in reinvestment of distributions	427,984	2,767,454	1,337,122	10,637,549
Redeemed	(9,189,711)	(57,125,500)	(11,643,022)	(83,178,433)
	15,904,671	99,126,164	10,812,201	83,145,642
G Class/Shares Authorized	210,000,000		210,000,000
Sold	20,155,420	119,078,376	27,210,975	208,991,201
Issued in reinvestment of distributions	442,190	2,864,913	559,457	4,520,287
Redeemed	(1,861,314)	(12,143,787)	(1,338,444)	(10,761,093)
	18,736,296	109,799,502	26,431,988	202,750,395
Net increase (decrease)	62,568,520	$380,731,016	67,585,544	$484,798,524
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6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2020 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Charah Solutions, Inc.(1)(3)	$3,503	$636	—	$2,912	$7,051	2,297	—	—
Compass Diversified Holdings	34,185	18,140	$7,520	18,188	62,993	3,305	$(1,569)	$2,116
Donnelley Financial Solutions, Inc.(1)	12,671	3,369	4,389	22,251	33,902	2,538	(1,991)	—
Entravision Communications Corp., Class A	12,515	2,147	1,141	(2,364)	11,157	7,340	(591)	348
Graham Corp.	5,403	4,343	—	222	9,968	781	—	156
InnerWorkings, Inc.(1)	3,048	610	4,039	8,062	(2)	(2)	(2,715)	—
OneWater Marine, Inc., Class A(1)	3,378	8,706	927	5,828	16,985	829	467	—
Red Robin Gourmet Burgers, Inc.(1)	6,177	10,769	11,802	13,543	18,687	1,420	(6,943)	—
Tecnoglass, Inc.	6,114	3,717	—	3,008	12,839	2,422	—	127
	$86,994	$52,437	$29,818	$71,650	$173,582	20,932	$(13,342)	$2,747
(1)Non-income producing.
(2)Company was not an affiliate at September 30, 2020.
(3)Security, or a portion thereof, is on loan.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,075,633,570	—	—
Temporary Cash Investments	7,608	$25,353,913	—
Temporary Cash Investments - Securities Lending Collateral	167,141	—	—
	$2,075,808,319	$25,353,913	—
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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,248,240,213
Gross tax appreciation of investments	$144,408,293
Gross tax depreciation of investments	(291,486,274)
Net tax appreciation (depreciation) of investments	$(147,077,981)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had post-October capital loss deferrals of $(20,383,737), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$5.20	0.02	1.30	1.32	(0.03)	—	(0.03)	$6.49	25.34%	1.24%(4)	0.56%(4)	37%	$523,645
2020	$7.05	0.05	(1.71)	(1.66)	(0.04)	(0.15)	(0.19)	$5.20	(24.44)%	1.25%	0.71%	71%	$439,030
2019	$8.64	0.06	(0.44)	(0.38)	(0.05)	(1.16)	(1.21)	$7.05	(3.15)%	1.25%	0.68%	90%	$594,650
2018	$9.39	0.04	0.47	0.51	(0.03)	(1.23)	(1.26)	$8.64	5.41%	1.26%	0.42%	90%	$687,877
2017	$7.55	0.04	2.28	2.32	(0.06)	(0.42)	(0.48)	$9.39	31.15%	1.25%	0.47%	90%	$770,415
2016	$9.16	0.04	(0.59)	(0.55)	(0.03)	(1.03)	(1.06)	$7.55	(6.25)%	1.26%	0.43%	95%	$656,974
I Class
2020(3)	$5.26	0.02	1.33	1.35	(0.04)	—	(0.04)	$6.57	25.60%	1.04%(4)	0.76%(4)	37%	$718,365
2020	$7.13	0.07	(1.74)	(1.67)	(0.05)	(0.15)	(0.20)	$5.26	(24.30)%	1.05%	0.91%	71%	$407,147
2019	$8.72	0.07	(0.44)	(0.37)	(0.06)	(1.16)	(1.22)	$7.13	(2.95)%	1.05%	0.88%	90%	$352,298
2018	$9.47	0.06	0.46	0.52	(0.04)	(1.23)	(1.27)	$8.72	5.57%	1.06%	0.62%	90%	$411,986
2017	$7.61	0.06	2.29	2.35	(0.07)	(0.42)	(0.49)	$9.47	31.43%	1.05%	0.67%	90%	$463,119
2016	$9.22	0.05	(0.58)	(0.53)	(0.05)	(1.03)	(1.08)	$7.61	(6.02)%	1.06%	0.63%	95%	$517,247

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$5.27	0.03	1.32	1.35	(0.04)	—	(0.04)	$6.58	25.69%	0.89%(4)	0.91%(4)	37%	$26,824
2020	$7.14	0.09	(1.75)	(1.66)	(0.06)	(0.15)	(0.21)	$5.27	(24.15)%	0.90%	1.06%	71%	$24,079
2019	$8.73	0.10	(0.45)	(0.35)	(0.08)	(1.16)	(1.24)	$7.14	(2.80)%	0.90%	1.03%	90%	$3,320
2018(5)	$9.32	0.08	0.61	0.69	(0.05)	(1.23)	(1.28)	$8.73	7.43%	0.91%(4)	0.95%(4)	90%(6)	$131
A Class
2020(3)	$5.13	0.01	1.29	1.30	(0.02)	—	(0.02)	$6.41	25.26%	1.49%(4)	0.31%(4)	37%	$58,553
2020	$6.96	0.03	(1.69)	(1.66)	(0.02)	(0.15)	(0.17)	$5.13	(24.66)%	1.50%	0.46%	71%	$48,260
2019	$8.54	0.03	(0.42)	(0.39)	(0.03)	(1.16)	(1.19)	$6.96	(3.32)%	1.50%	0.43%	90%	$82,755
2018	$9.31	0.01	0.46	0.47	(0.01)	(1.23)	(1.24)	$8.54	5.02%	1.51%	0.17%	90%	$116,763
2017	$7.49	0.02	2.26	2.28	(0.04)	(0.42)	(0.46)	$9.31	30.82%	1.50%	0.22%	90%	$141,505
2016	$9.09	0.01	(0.57)	(0.56)	(0.01)	(1.03)	(1.04)	$7.49	(6.41)%	1.51%	0.18%	95%	$142,568
C Class
2020(3)	$4.82	(0.01)	1.20	1.19	—	—	—	$6.01	24.69%	2.24%(4)	(0.44)%(4)	37%	$4,439
2020	$6.57	(0.02)	(1.58)	(1.60)	—	(0.15)	(0.15)	$4.82	(25.11)%	2.25%	(0.29)%	71%	$2,556
2019	$8.18	(0.02)	(0.43)	(0.45)	—	(1.16)	(1.16)	$6.57	(4.19)%	2.25%	(0.32)%	90%	$2,536
2018	$9.01	(0.05)	0.45	0.40	—	(1.23)	(1.23)	$8.18	4.41%	2.26%	(0.58)%	90%	$2,688
2017	$7.29	(0.05)	2.20	2.15	(0.01)	(0.42)	(0.43)	$9.01	29.78%	2.25%	(0.53)%	90%	$1,234
2016	$8.93	(0.04)	(0.57)	(0.61)	—	(1.03)	(1.03)	$7.29	(7.13)%	2.26%	(0.57)%	95%	$265

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$5.10	—(7)	1.27	1.27	—(7)	—	—(7)	$6.37	24.99%	1.74%(4)	0.06%(4)	37%	$2,787
2020	$6.92	0.01	(1.68)	(1.67)	—(7)	(0.15)	(0.15)	$5.10	(24.80)%	1.75%	0.21%	71%	$2,299
2019	$8.50	0.02	(0.43)	(0.41)	(0.01)	(1.16)	(1.17)	$6.92	(3.58)%	1.75%	0.18%	90%	$3,437
2018	$9.28	(0.01)	0.46	0.45	—	(1.23)	(1.23)	$8.50	4.82%	1.76%	(0.08)%	90%	$3,284
2017	$7.48	—(7)	2.25	2.25	(0.03)	(0.42)	(0.45)	$9.28	30.41%	1.75%	(0.03)%	90%	$3,275
2016	$9.09	—(7)	(0.58)	(0.58)	—	(1.03)	(1.03)	$7.48	(6.65)%	1.76%	(0.07)%	95%	$2,346
R5 Class
2020(3)	$5.26	0.02	1.33	1.35	(0.04)	—	(0.04)	$6.57	25.60%	1.04%(4)	0.76%(4)	37%	$6,055
2020	$7.14	0.06	(1.74)	(1.68)	(0.05)	(0.15)	(0.20)	$5.26	(24.41)%	1.05%	0.91%	71%	$3,373
2019	$8.73	0.11	(0.48)	(0.37)	(0.06)	(1.16)	(1.22)	$7.14	(2.92)%	1.05%	0.88%	90%	$491
2018(5)	$9.32	0.06	0.62	0.68	(0.04)	(1.23)	(1.27)	$8.73	7.32%	1.06%(4)	0.65%(4)	90%(6)	$5
R6 Class
2020(3)	$5.26	0.03	1.32	1.35	(0.04)	—	(0.04)	$6.57	25.74%	0.89%(4)	0.91%(4)	37%	$466,871
2020	$7.13	0.08	(1.74)	(1.66)	(0.06)	(0.15)	(0.21)	$5.26	(24.19)%	0.90%	1.06%	71%	$290,444
2019	$8.72	0.09	(0.44)	(0.35)	(0.08)	(1.16)	(1.24)	$7.13	(2.80)%	0.90%	1.03%	90%	$316,502
2018	$9.47	0.07	0.47	0.54	(0.06)	(1.23)	(1.29)	$8.72	5.73%	0.91%	0.77%	90%	$278,351
2017	$7.62	0.07	2.28	2.35	(0.08)	(0.42)	(0.50)	$9.47	31.45%	0.90%	0.82%	90%	$176,015
2016	$9.23	0.07	(0.59)	(0.52)	(0.06)	(1.03)	(1.09)	$7.62	(5.86)%	0.91%	0.78%	95%	$67,173

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$5.29	0.06	1.32	1.38	(0.08)	—	(0.08)	$6.59	26.20%	0.00%(4)(8)(9)	1.80%(4)(9)	37%	$297,488
2020	$7.25	0.15	(1.85)	(1.70)	(0.11)	(0.15)	(0.26)	$5.29	(24.58)%	0.00%(8)(10)	1.96%(10)	71%	$139,749

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.
(8)Ratio was less than 0.005%.
(9)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.89% and 0.91%, respectively.
(10)The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.90% and 1.06%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
24

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio
25

valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe
26

and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Notes
29

Notes

30

Notes
31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90806 2011

Semiannual Report

September 30, 2020

Value Fund
Investor Class (TWVLX)
I Class (AVLIX)
Y Class (AVUYX)
A Class (TWADX)
C Class (ACLCX)
R Class (AVURX)
R5 Class (AVUGX)
R6 Class (AVUDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Top Ten Holdings	% of net assets
Berkshire Hathaway, Inc.*	3.6%
Pfizer, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
U.S. Bancorp	2.8%
Johnson & Johnson	2.7%
AT&T, Inc.	2.7%
Verizon Communications, Inc.	2.3%
Cisco Systems, Inc.	2.3%
Intel Corp.	2.3%
Bank of America Corp.	2.2%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Banks	13.9%
Oil, Gas and Consumable Fuels	8.1%
Pharmaceuticals	7.9%
Capital Markets	5.4%
Health Care Equipment and Supplies	5.2%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	88.4%
Foreign Common Stocks*	10.7%
Total Common Stocks	99.1%
Temporary Cash Investments	0.4%
Temporary Cash Investments - Securities Lending Collateral	1.6%
Other Assets and Liabilities	(1.1)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,183.30	$5.47	1.00%
I Class	$1,000	$1,183.90	$4.38	0.80%
Y Class	$1,000	$1,184.90	$3.56	0.65%
A Class	$1,000	$1,181.70	$6.84	1.25%
C Class	$1,000	$1,176.90	$10.91	2.00%
R Class	$1,000	$1,180.20	$8.20	1.50%
R5 Class	$1,000	$1,183.90	$4.38	0.80%
R6 Class	$1,000	$1,184.90	$3.56	0.65%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.06	1.00%
I Class	$1,000	$1,021.06	$4.05	0.80%
Y Class	$1,000	$1,021.81	$3.29	0.65%
A Class	$1,000	$1,018.80	$6.33	1.25%
C Class	$1,000	$1,015.04	$10.10	2.00%
R Class	$1,000	$1,017.55	$7.59	1.50%
R5 Class	$1,000	$1,021.06	$4.05	0.80%
R6 Class	$1,000	$1,021.81	$3.29	0.65%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Airlines — 0.7%
Southwest Airlines Co.	373,520	$14,007,000
Auto Components — 0.9%
BorgWarner, Inc.	466,810	18,084,219
Automobiles — 1.3%
General Motors Co.	536,104	15,863,318
Honda Motor Co. Ltd.	482,000	11,372,318
		27,235,636
Banks — 13.9%
Bank of America Corp.	1,933,460	46,577,052
Comerica, Inc.	254,677	9,741,395
JPMorgan Chase & Co.	682,931	65,745,767
M&T Bank Corp.	102,595	9,447,974
PNC Financial Services Group, Inc. (The)	231,898	25,487,909
Toronto-Dominion Bank (The)	262,560	12,156,377
Truist Financial Corp.	613,165	23,330,928
U.S. Bancorp	1,616,467	57,950,342
Wells Fargo & Co.	1,590,408	37,390,492
		287,828,236
Building Products — 0.8%
Johnson Controls International plc	428,444	17,501,937
Capital Markets — 5.4%
Ameriprise Financial, Inc.	60,583	9,336,446
Bank of New York Mellon Corp. (The)	770,130	26,446,264
BlackRock, Inc.	20,472	11,536,996
Charles Schwab Corp. (The)	311,500	11,285,645
Franklin Resources, Inc.	201,001	4,090,370
Invesco Ltd.	1,160,866	13,245,481
Northern Trust Corp.	260,602	20,319,138
State Street Corp.	261,050	15,488,097
		111,748,437
Communications Equipment — 3.0%
Cisco Systems, Inc.	1,207,074	47,546,645
F5 Networks, Inc.(1)	121,000	14,855,170
		62,401,815
Containers and Packaging — 1.2%
Sonoco Products Co.	285,649	14,588,094
WestRock Co.	264,650	9,193,941
		23,782,035
Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc., Class A(1)	149	47,680,149
Berkshire Hathaway, Inc., Class B(1)	124,945	26,605,788
		74,285,937
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	1,979,290	56,429,558
Verizon Communications, Inc.	805,872	47,941,325
		104,370,883
6

	Shares	Value
Electric Utilities — 0.6%
Edison International	128,080	$6,511,587
Pinnacle West Capital Corp.	66,150	4,931,483
		11,443,070
Electrical Equipment — 3.5%
Emerson Electric Co.	368,853	24,185,691
Hubbell, Inc.	175,840	24,061,946
nVent Electric plc	1,212,765	21,453,813
Siemens Energy AG(1)	84,295	2,273,128
		71,974,578
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	198,129	19,365,129
Energy Equipment and Services — 3.5%
Baker Hughes Co.	1,528,128	20,308,821
Halliburton Co.	1,329,420	16,019,511
National Oilwell Varco, Inc.	331,398	3,002,466
Schlumberger NV	2,187,586	34,038,838
		73,369,636
Entertainment — 1.4%
Walt Disney Co. (The)	229,890	28,524,751
Equity Real Estate Investment Trusts (REITs) — 0.8%
Weyerhaeuser Co.	550,160	15,690,563
Food and Staples Retailing — 1.5%
Koninklijke Ahold Delhaize NV	341,855	10,117,412
Walmart, Inc.	151,951	21,259,464
		31,376,876
Food Products — 4.5%
Conagra Brands, Inc.	400,518	14,302,498
Danone SA	159,630	10,325,045
J.M. Smucker Co. (The)	100,550	11,615,536
Kellogg Co.	197,149	12,733,854
Mondelez International, Inc., Class A	543,371	31,216,664
Orkla ASA	1,378,370	13,949,306
		94,142,903
Health Care Equipment and Supplies — 5.2%
Envista Holdings Corp.(1)	636,900	15,718,692
Hologic, Inc.(1)	252,750	16,800,293
Medtronic plc	388,410	40,363,567
Zimmer Biomet Holdings, Inc.	260,167	35,419,135
		108,301,687
Health Care Providers and Services — 3.1%
Cardinal Health, Inc.	552,245	25,927,903
McKesson Corp.	146,630	21,837,606
Universal Health Services, Inc., Class B	161,550	17,289,081
		65,054,590
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA	169,420	12,064,894
Household Products — 1.4%
Procter & Gamble Co. (The)	204,009	28,355,211
Industrial Conglomerates — 3.3%
General Electric Co.	7,463,919	46,500,216
7

	Shares	Value
Siemens AG	165,380	$20,911,587
		67,411,803
Insurance — 3.2%
Chubb Ltd.	291,433	33,841,200
MetLife, Inc.	379,148	14,092,931
Reinsurance Group of America, Inc.	202,506	19,276,546
		67,210,677
Leisure Products — 0.4%
Mattel, Inc.(1)	685,910	8,025,147
Machinery — 1.4%
IMI plc	1,806,160	24,336,150
Oshkosh Corp.	72,740	5,346,390
		29,682,540
Metals and Mining — 0.6%
BHP Group Ltd.	461,885	11,885,593
Multiline Retail — 0.5%
Target Corp.	71,064	11,186,895
Oil, Gas and Consumable Fuels — 8.1%
Chevron Corp.	505,197	36,374,184
Cimarex Energy Co.	373,881	9,096,524
ConocoPhillips	688,213	22,600,915
Devon Energy Corp.	2,229,950	21,095,327
EQT Corp.	701,941	9,076,097
Noble Energy, Inc.	3,089,485	26,415,097
Royal Dutch Shell plc, B Shares	909,465	11,001,806
TOTAL SE(2)	948,124	32,551,975
		168,211,925
Paper and Forest Products — 0.8%
Mondi plc	827,405	17,413,134
Personal Products — 0.9%
Unilever NV, (New York)	298,230	18,004,215
Pharmaceuticals — 7.9%
Johnson & Johnson	379,302	56,470,482
Merck & Co., Inc.	324,202	26,892,556
Pfizer, Inc.	1,838,063	67,456,912
Teva Pharmaceutical Industries Ltd., ADR(1)	1,362,937	12,280,062
		163,100,012
Road and Rail — 0.9%
Heartland Express, Inc.	1,052,651	19,579,309
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	264,254	15,709,900
Intel Corp.	908,142	47,023,593
QUALCOMM, Inc.	94,674	11,141,236
		73,874,729
Software — 0.9%
Oracle Corp., (New York)	300,439	17,936,208
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	133,286	20,459,401
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	517,425	9,825,901
Textiles, Apparel and Luxury Goods — 1.1%
Ralph Lauren Corp.	135,000	9,175,950
8

	Shares	Value
Tapestry, Inc.	892,382	$13,947,931
		23,123,881
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	396,159	25,068,942
TOTAL COMMON STOCKS (Cost $1,702,633,838)		2,052,910,335
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $3,618,848), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $3,548,558)		3,548,553
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $5,472,313), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $5,365,007)		5,365,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,735	2,735
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,916,288)		8,916,288
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $32,998,397)	32,998,397	32,998,397
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $1,744,548,523)		2,094,825,020
OTHER ASSETS AND LIABILITIES — (1.1)%		(23,480,484)
TOTAL NET ASSETS — 100.0%		$2,071,344,536

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,326,355	AUD	12,938,554	Bank of America N.A.	12/31/20	$56,786
USD	8,982,134	CAD	11,972,736	Morgan Stanley	12/31/20	(13,807)
USD	78,632,430	EUR	66,989,632	Credit Suisse AG	12/31/20	(77,563)
USD	38,693,301	GBP	30,380,808	JPMorgan Chase Bank N.A.	12/31/20	(534,512)
USD	1,201,898	GBP	941,624	JPMorgan Chase Bank N.A.	12/31/20	(13,931)
JPY	26,570,250	USD	252,372	Bank of America N.A.	12/30/20	(98)
JPY	38,680,500	USD	367,107	Bank of America N.A.	12/30/20	149
USD	9,003,689	JPY	944,599,500	Bank of America N.A.	12/30/20	35,091
NOK	5,665,126	USD	596,427	Goldman Sachs & Co.	12/30/20	11,112
USD	11,317,234	NOK	105,767,365	Goldman Sachs & Co.	12/30/20	(25,475)
						$(562,248)

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $31,514,191. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $32,998,397.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,711,550,126) — including $31,514,191 of securities on loan	$2,061,826,623
Investment made with cash collateral received for securities on loan, at value (cost of $32,998,397)	32,998,397
Total investment securities, at value (cost of $1,744,548,523)	2,094,825,020
Receivable for investments sold	8,867,769
Receivable for capital shares sold	1,264,079
Unrealized appreciation on forward foreign currency exchange contracts	103,138
Dividends and interest receivable	6,935,228
Securities lending receivable	6,237
2,112,001,471

Liabilities
Payable for collateral received for securities on loan	32,998,397
Payable for investments purchased	2,184,175
Payable for capital shares redeemed	3,099,268
Unrealized depreciation on forward foreign currency exchange contracts	665,386
Accrued management fees	1,615,997
Distribution and service fees payable	93,712
40,656,935

Net Assets	$2,071,344,536

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,893,383,714
Distributable earnings	177,960,822
$2,071,344,536

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,229,359,503	177,307,092	$6.93
I Class, $0.01 Par Value	$437,870,022	63,016,226	$6.95
Y Class, $0.01 Par Value	$70,820,765	10,191,383	$6.95
A Class, $0.01 Par Value	$53,284,599	7,693,199	$6.93*
C Class, $0.01 Par Value	$9,388,455	1,381,498	$6.80
R Class, $0.01 Par Value	$178,677,015	25,778,706	$6.93
R5 Class, $0.01 Par Value	$1,610,022	231,753	$6.95
R6 Class, $0.01 Par Value	$90,334,155	12,997,456	$6.95
*Maximum offering price $7.35 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $483,630)	$33,519,219
Securities lending, net	266,582
Interest	6,434
33,792,235

Expenses:
Management fees	9,907,127
Distribution and service fees:
A Class	69,046
C Class	53,364
R Class	433,288
Directors' fees and expenses	36,239
Other expenses	84
10,499,148

Net investment income (loss)	23,293,087

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(39,179,936)
Forward foreign currency exchange contract transactions	(13,518,187)
Foreign currency translation transactions	(43,096)
(52,741,219)

Change in net unrealized appreciation (depreciation) on:
Investments	371,879,049
Forward foreign currency exchange contracts	4,230,435
Translation of assets and liabilities in foreign currencies	29,340
376,138,824

Net realized and unrealized gain (loss)	323,397,605

Net Increase (Decrease) in Net Assets Resulting from Operations	$346,690,692

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$23,293,087	$50,307,342
Net realized gain (loss)	(52,741,219)	196,555,178
Change in net unrealized appreciation (depreciation)	376,138,824	(679,095,406)
Net increase (decrease) in net assets resulting from operations	346,690,692	(432,232,886)

Distributions to Shareholders
From earnings:
Investor Class	(13,560,283)	(156,548,236)
I Class	(5,390,497)	(26,048,771)
Y Class	(786,865)	(5,017,939)
A Class	(526,659)	(5,830,033)
C Class	(58,352)	(1,340,535)
R Class	(1,447,991)	(15,893,297)
R5 Class	(18,847)	(156,799)
R6 Class	(1,340,456)	(18,128,963)
Decrease in net assets from distributions	(23,129,950)	(228,964,573)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(151,202,806)	(419,784,613)

Net increase (decrease) in net assets	172,357,936	(1,080,982,072)

Net Assets
Beginning of period	1,898,986,600	2,979,968,672
End of period	$2,071,344,536	$1,898,986,600

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$32,998,397	—	—	—	$32,998,397
Gross amount of recognized liabilities for securities lending transactions					$32,998,397

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule
16

12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.85% to 1.00%	1.00%
I Class	0.65% to 0.80%	0.80%
Y Class	0.50% to 0.65%	0.65%
A Class	0.85% to 1.00%	1.00%
C Class	0.85% to 1.00%	1.00%
R Class	0.85% to 1.00%	1.00%
R5 Class	0.65% to 0.80%	0.80%
R6 Class	0.50% to 0.65%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $2,638,846 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(115,944) in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 were $426,301,545 and $576,814,755, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,820,000,000		1,820,000,000
Sold	9,505,887	$62,347,085	29,272,355	$213,199,987
Issued in connection with reorganization (Note 10)	—	—	16,039,644	125,799,668
Issued in reinvestment of distributions	1,884,547	13,154,597	19,666,710	153,089,005
Redeemed	(65,858,924)	(452,928,808)	(61,058,411)	(487,125,152)
	(54,468,490)	(377,427,126)	3,920,298	4,963,508
I Class/Shares Authorized	360,000,000		360,000,000
Sold	49,139,329	339,893,889	8,091,149	65,301,383
Issued in connection with reorganization (Note 10)	—	—	430,430	3,380,413
Issued in reinvestment of distributions	763,502	5,338,210	3,251,431	25,431,132
Redeemed	(12,544,268)	(86,935,296)	(24,692,309)	(197,176,656)
	37,358,563	258,296,803	(12,919,299)	(103,063,728)
Y Class/Shares Authorized	180,000,000		180,000,000
Sold	3,596,413	24,974,510	5,271,316	40,767,413
Issued in reinvestment of distributions	88,698	618,831	353,593	2,753,320
Redeemed	(1,065,255)	(7,443,769)	(35,960,559)	(296,231,643)
	2,619,856	18,149,572	(30,335,650)	(252,710,910)
A Class/Shares Authorized	95,000,000		95,000,000
Sold	650,025	4,345,426	1,358,276	10,446,059
Issued in connection with reorganization (Note 10)	—	—	381,042	2,984,395
Issued in reinvestment of distributions	68,605	478,277	673,563	5,235,111
Redeemed	(1,389,751)	(9,458,572)	(3,946,290)	(31,558,928)
	(671,121)	(4,634,869)	(1,533,409)	(12,893,363)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	69,983	447,673	161,982	1,214,757
Issued in reinvestment of distributions	8,256	56,504	167,993	1,280,656
Redeemed	(477,788)	(3,228,887)	(1,109,494)	(8,486,082)
	(399,549)	(2,724,710)	(779,519)	(5,990,669)
R Class/Shares Authorized	170,000,000		170,000,000
Sold	1,486,761	9,974,069	2,844,443	21,840,299
Issued in reinvestment of distributions	207,795	1,447,991	2,044,745	15,893,297
Redeemed	(720,097)	(5,000,467)	(1,795,945)	(14,117,103)
	974,459	6,421,593	3,093,243	23,616,493
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	15,063	104,067	251,863	2,108,251
Issued in reinvestment of distributions	2,697	18,847	20,109	156,799
Redeemed	(8,969)	(61,015)	(257,484)	(2,073,807)
	8,791	61,899	14,488	191,243
R6 Class/Shares Authorized	200,000,000		200,000,000
Sold	2,504,598	17,153,322	6,504,588	51,165,979
Issued in reinvestment of distributions	166,425	1,164,444	2,156,473	16,866,940
Redeemed	(9,983,216)	(67,663,734)	(17,294,031)	(141,930,106)
	(7,312,193)	(49,345,968)	(8,632,970)	(73,897,187)
Net increase (decrease)	(21,889,684)	$(151,202,806)	(47,172,818)	$(419,784,613)
18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobiles	$15,863,318	$11,372,318	—
Banks	275,671,859	12,156,377	—
Electrical Equipment	69,701,450	2,273,128	—
Food and Staples Retailing	21,259,464	10,117,412	—
Food Products	69,868,552	24,274,351	—
Hotels, Restaurants and Leisure	—	12,064,894	—
Industrial Conglomerates	46,500,216	20,911,587	—
Machinery	5,346,390	24,336,150	—
Metals and Mining	—	11,885,593	—
Oil, Gas and Consumable Fuels	124,658,144	43,553,781	—
Paper and Forest Products	—	17,413,134	—
Personal Products	—	18,004,215	—
Other Industries	1,215,678,002	—	—
Temporary Cash Investments	2,735	8,913,553	—
Temporary Cash Investments - Securities Lending Collateral	32,998,397	—	—
	$1,877,548,527	$217,276,493	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$103,138	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$665,386	—

19

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $195,117,247.

The value of foreign currency risk derivative instruments as of September 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $103,138 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $665,386 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(13,518,187) in net realized gain (loss) on forward foreign currency exchange contract transactions and $4,230,435 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,946,482,837
Gross tax appreciation of investments	$345,911,147
Gross tax depreciation of investments	(197,568,964)
Net tax appreciation (depreciation) of investments	$148,342,183

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

20

10. Reorganization

On September 30, 2019, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of Capital Value Fund, one fund in a series issued by American Century Mutual Funds, Inc., were transferred to Value Fund in exchange for shares of Value Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Value Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on October 25, 2019.

The reorganization was accomplished by a tax-free exchange of shares. On October 25, 2019, Capital Value Fund exchanged its shares for shares of Value Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
Capital Value Fund – Investor Class	15,563,219	Value Fund – Investor Class	16,039,644
Capital Value Fund – I Class	417,145	Value Fund – I Class	430,430
Capital Value Fund – A Class	370,169	Value Fund – A Class	381,042

The net assets of Capital Value Fund and Value Fund immediately before the reorganization were $132,164,476 and $2,589,619,628, respectively. Capital Value Fund's unrealized appreciation of $40,158,609 was combined with that of Value Fund. Immediately after the reorganization, the combined net assets were $2,721,784,104.

Assuming the reorganization had been completed on April 1, 2019, the beginning of the annual reporting period, the pro forma results of operations for the period ended March 31, 2020 are as follows:

Net investment income (loss)	$51,635,999
Net realized and unrealized gain (loss)	(474,993,661)
Net increase (decrease) in net assets resulting from operations	$(423,357,662)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Capital Value Fund that have been included in the fund’s Statement of Operations since October 25, 2019.
21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$5.92	0.07	1.02	1.09	(0.08)	—	(0.08)	$6.93	18.33%	1.00%(4)	2.20%(4)	21%	$1,229,360
2020	$8.10	0.15	(1.60)	(1.45)	(0.14)	(0.59)	(0.73)	$5.92	(19.92)%	1.00%	1.90%	46%	$1,373,039
2019	$8.65	0.15	0.15	0.30	(0.14)	(0.71)	(0.85)	$8.10	4.01%	0.98%	1.70%	48%	$1,845,967
2018	$8.98	0.14	0.17	0.31	(0.13)	(0.51)	(0.64)	$8.65	3.38%	0.98%	1.59%	35%	$2,043,212
2017	$7.73	0.13	1.39	1.52	(0.12)	(0.15)	(0.27)	$8.98	19.79%	0.98%	1.48%	46%	$2,380,747
2016	$8.55	0.13	(0.28)	(0.15)	(0.15)	(0.52)	(0.67)	$7.73	(1.53)%	0.98%	1.65%	48%	$2,009,044
I Class
2020(3)	$5.94	0.09	1.00	1.09	(0.08)	—	(0.08)	$6.95	18.39%	0.80%(4)	2.40%(4)	21%	$437,870
2020	$8.12	0.17	(1.60)	(1.43)	(0.16)	(0.59)	(0.75)	$5.94	(19.71)%	0.80%	2.10%	46%	$152,349
2019	$8.67	0.16	0.15	0.31	(0.15)	(0.71)	(0.86)	$8.12	4.21%	0.78%	1.90%	48%	$313,183
2018	$9.00	0.16	0.17	0.33	(0.15)	(0.51)	(0.66)	$8.67	3.58%	0.78%	1.79%	35%	$648,241
2017	$7.75	0.14	1.40	1.54	(0.14)	(0.15)	(0.29)	$9.00	19.98%	0.78%	1.68%	46%	$524,448
2016	$8.56	0.15	(0.27)	(0.12)	(0.17)	(0.52)	(0.69)	$7.75	(1.21)%	0.78%	1.85%	48%	$546,782

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$5.94	0.09	1.01	1.10	(0.09)	—	(0.09)	$6.95	18.49%	0.65%(4)	2.55%(4)	21%	$70,821
2020	$8.12	0.18	(1.60)	(1.42)	(0.17)	(0.59)	(0.76)	$5.94	(19.60)%	0.65%	2.25%	46%	$44,963
2019	$8.67	0.19	0.14	0.33	(0.17)	(0.71)	(0.88)	$8.12	4.36%	0.63%	2.05%	48%	$307,792
2018(5)	$8.98	0.19	0.17	0.36	(0.16)	(0.51)	(0.67)	$8.67	3.94%	0.63%(4)	2.15%(4)	35%(6)	$1,038
A Class
2020(3)	$5.92	0.07	1.01	1.08	(0.07)	—	(0.07)	$6.93	18.17%	1.25%(4)	1.95%(4)	21%	$53,285
2020	$8.09	0.13	(1.59)	(1.46)	(0.12)	(0.59)	(0.71)	$5.92	(20.01)%	1.25%	1.65%	46%	$49,497
2019	$8.65	0.12	0.15	0.27	(0.12)	(0.71)	(0.83)	$8.09	3.63%	1.23%	1.45%	48%	$80,120
2018	$8.98	0.12	0.17	0.29	(0.11)	(0.51)	(0.62)	$8.65	3.13%	1.23%	1.34%	35%	$116,377
2017	$7.73	0.11	1.39	1.50	(0.10)	(0.15)	(0.25)	$8.98	19.49%	1.23%	1.23%	46%	$158,200
2016	$8.54	0.11	(0.27)	(0.16)	(0.13)	(0.52)	(0.65)	$7.73	(1.65)%	1.23%	1.40%	48%	$138,798
C Class
2020(3)	$5.81	0.04	0.99	1.03	(0.04)	—	(0.04)	$6.80	17.69%	2.00%(4)	1.20%(4)	21%	$9,388
2020	$7.95	0.07	(1.56)	(1.49)	(0.06)	(0.59)	(0.65)	$5.81	(20.58)%	2.00%	0.90%	46%	$10,340
2019	$8.51	0.06	0.14	0.20	(0.05)	(0.71)	(0.76)	$7.95	2.92%	1.98%	0.70%	48%	$20,369
2018	$8.84	0.05	0.17	0.22	(0.04)	(0.51)	(0.55)	$8.51	2.40%	1.98%	0.59%	35%	$28,948
2017	$7.62	0.04	1.36	1.40	(0.03)	(0.15)	(0.18)	$8.84	18.45%	1.98%	0.48%	46%	$35,124
2016	$8.43	0.05	(0.27)	(0.22)	(0.07)	(0.52)	(0.59)	$7.62	(2.42)%	1.98%	0.65%	48%	$26,542

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$5.92	0.06	1.01	1.07	(0.06)	—	(0.06)	$6.93	18.02%	1.50%(4)	1.70%(4)	21%	$178,677
2020	$8.10	0.11	(1.60)	(1.49)	(0.10)	(0.59)	(0.69)	$5.92	(20.31)%	1.50%	1.40%	46%	$146,876
2019	$8.65	0.10	0.15	0.25	(0.09)	(0.71)	(0.80)	$8.10	3.50%	1.48%	1.20%	48%	$175,855
2018	$8.98	0.10	0.16	0.26	(0.08)	(0.51)	(0.59)	$8.65	2.87%	1.48%	1.09%	35%	$158,220
2017	$7.73	0.08	1.40	1.48	(0.08)	(0.15)	(0.23)	$8.98	19.18%	1.48%	0.98%	46%	$116,917
2016	$8.55	0.09	(0.28)	(0.19)	(0.11)	(0.52)	(0.63)	$7.73	(2.02)%	1.48%	1.15%	48%	$68,477
R5 Class
2020(3)	$5.94	0.08	1.01	1.09	(0.08)	—	(0.08)	$6.95	18.39%	0.80%(4)	2.40%(4)	21%	$1,610
2020	$8.12	0.17	(1.60)	(1.43)	(0.16)	(0.59)	(0.75)	$5.94	(19.71)%	0.80%	2.10%	46%	$1,324
2019	$8.67	0.18	0.13	0.31	(0.15)	(0.71)	(0.86)	$8.12	4.21%	0.78%	1.90%	48%	$1,692
2018(5)	$8.98	0.16	0.19	0.35	(0.15)	(0.51)	(0.66)	$8.67	3.80%	0.78%(4)	1.78%(4)	35%(6)	$5
R6 Class
2020(3)	$5.94	0.08	1.02	1.10	(0.09)	—	(0.09)	$6.95	18.49%	0.65%(4)	2.55%(4)	21%	$90,334
2020	$8.12	0.18	(1.60)	(1.42)	(0.17)	(0.59)	(0.76)	$5.94	(19.59)%	0.65%	2.25%	46%	$120,598
2019	$8.67	0.18	0.15	0.33	(0.17)	(0.71)	(0.88)	$8.12	4.36%	0.63%	2.05%	48%	$234,991
2018	$9.00	0.17	0.17	0.34	(0.16)	(0.51)	(0.67)	$8.67	3.74%	0.63%	1.94%	35%	$200,518
2017	$7.75	0.16	1.39	1.55	(0.15)	(0.15)	(0.30)	$9.00	20.16%	0.63%	1.83%	46%	$170,432
2016	$8.56	0.16	(0.27)	(0.11)	(0.18)	(0.52)	(0.70)	$7.75	(1.06)%	0.63%	2.00%	48%	$45,959

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 24, 2020, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;
•the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;
•the Advisor’s strategic plans;
•the Advisor’s business continuity plans and specifically its response to the COVID-19 pandemic;
•financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Fund.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
26

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services
27

provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the
28

Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.
29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes
31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90807 2011

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)

are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 24, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2020